     As filed with the Securities and Exchange Commission on April 26, 2004.
                                                              File No. 333-36367
                                                                       811-08770
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                              [ ]
                                     -----
         Post-Effective Amendment No.   11                        [X]
                                      -----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   20                                       [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT FIVE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

        ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 3, 2004, pursuant to paragraph (b) of Rule 485
        ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ___ on ___________, pursuant to paragraph (a)(1) of Rule 485
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

PUTNAM HARTFORD INHERITANCE MANAGER
VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                    [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Putnam Hartford Inheritance Manager Variable Life. Please read it carefully.

Putnam Hartford Inheritance Manager Variable Life is a modified single premium variable life insurance policy. It is:

X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same fund managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT (formerly Putnam Global Growth Sub-Account) which purchases Class IA shares of Putnam VT Global Equity Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT (formerly Putnam International Growth Sub-Account) which purchases Class IA shares of Putnam VT International Equity Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).

This life insurance policy IS NOT:

-  a bank deposit or obligation

-  federally insured

-  endorsed by any bank or governmental agency

-  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              16
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          17
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                21
----------------------------------------------------------------------
OTHER MATTERS                                                    21
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        22
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              23
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

RISKS OF YOUR POLICY


INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.


WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.


ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES


            CHARGE                    WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
Surrender Charges (1)            When you fully or partially         Maximum Charge
                                 surrender your policy.              7.5% of the amount surrendered.
Unamortized Tax Charge (2)       Upon surrender or partial           Maximum Charge
                                 surrender of the policy.            2.25% of the Account Value.

(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows: 7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%, 0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



            CHARGE                      WHEN CHARGE IS DEDUCTED                       AMOUNT DEDUCTED
Cost of Insurance Charges (3)   Monthly.                                  Minimum Charge
                                                                          $0.68 per $1,000 net amount at risk for
                                                                          a 10-year-old female non-smoker in the
                                                                          first year
                                                                          Maximum Charge
                                                                          $239.08 per $1,000 net amount at risk
                                                                          for a 90-year-old male smoker in the
                                                                          first year
                                                                          Charge for a representative insured
                                                                          $14.26 per $1,000 net amount at risk for
                                                                          a 65-year-old female non-smoker in the
                                                                          first year
Mortality and Expense Risk      Monthly.                                  - Under Option 1: 0.90%
Charge                                                                     (annualized) of Sub-Account
                                                                           Value in Policy Years 1-10 and 0.50%
                                                                           (annualized) for Policy Years 11 and
                                                                           beyond
                                                                          - Under Option 2: 0.65%
                                                                           (annualized) of Sub-Account
                                                                           Value in Policy Years 1-10 and 0.50%
                                                                           (annualized) for Policy Years 11 and
                                                                           beyond
Tax Expense Charge              Under Option 1: Monthly.                  - Under Option 1: 0.40%
                                                                           (annualized) of Account Value
                                                                           for Policy Years 1-10

                                Under Option 2: Receipt of Premium        - Under Option 2: 4% of each
                                Payment.                                   premium payment in all Policy Years
Annual Maintenance Fee          On Policy Anniversary Date or upon        $30.00
                                surrender of the policy.
Administrative Charge           Monthly.                                  0.40% (annualized) of Sub-Account Value
Loan Interest Rate (4)          Monthly if you have taken a loan on your  6%
                                policy.


(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
  (these are expenses that are deducted from Fund assets,
  including management fees, Rule 12b-1 distribution
  and/or service fees, and other expenses)                     0.53%      1.26%
---------------------------------------------------------------------------------



                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                    (As a percentage of average net assets)



                                                                                  TOTAL ANNUAL
                                                                                    FUND
                                                                                  OPERATING
                                                                                  EXPENSES
                                                                                  (BEFORE
                                                                                  CONTRACTUAL     CONTRACTUAL     TOTAL
                                                                                    FEE             FEE           ANNUAL
                                                                                  WAIVERS OR      WAIVERS OR      FUND
                                                          MANAGEMENT   OTHER      EXPENSE         EXPENSE         OPERATING
                                                           FEES        EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS  EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund -- Class IA       0.65%       0.09%         0.74%            N/A         0.74%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund -- Class IA               0.69%       0.13%         0.82%            N/A         0.82%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston -- Class IA      0.63%       0.10%         0.73%            N/A         0.73%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund -- Class IA          0.70%       0.25%         0.95%            N/A         0.95%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund -- Class IA                    0.77%       0.15%         0.92%            N/A         0.92%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -- Class IA                0.48%       0.05%         0.53%            N/A         0.53%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund -- Class IA             0.70%       0.26%         0.96%            N/A         0.96%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund -- Class IA                  0.70%       0.14%         0.84%            N/A         0.84%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund -- Class IA                       0.67%       0.11%         0.78%            N/A         0.78%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -- Class IA                           0.59%       0.09%         0.68%            N/A         0.68%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -- Class IA             0.76%       0.18%         0.94%            N/A         0.94%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund --
  Class IA                                                  0.80%       0.22%         1.02%            N/A         1.02%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund --
  Class IA                                                  1.00%       0.26%         1.26%            N/A         1.26%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund -- Class IA                        0.65%       0.10%         0.75%            N/A         0.75%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund -- Class IA                     0.42%       0.07%         0.49%            N/A         0.49%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -- Class IA                0.59%       0.08%         0.67%            N/A         0.67%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund -- Class IA                        0.70%       0.09%         0.79%            N/A         0.79%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund -- Class IA            0.70%       0.19%         0.89%            N/A         0.89%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund -- Class IA                         0.65%       0.14%         0.79%            N/A         0.79%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund -- Class IA                  0.79%       0.12%         0.91%            N/A         0.91%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund -- Class IA      0.70%       0.13%         0.83%            N/A         0.83%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IA                            0.65%       0.11%         0.76%            N/A         0.76%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IA                          0.55%       0.07%         0.62%            N/A         0.62%
--------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             7/17/03       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/01/03      AA-    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  01/09/04      AA     Claims paying ability
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.

THE FUNDS

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it may also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities of private issuers rated AAA or its equivalent, at the time of purchase, by a nationally recognized securities rating agency, or if unrated, that the fund determines to be of comparable quality.


PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.


PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.


PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.


PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.


PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).


PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.


PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.


PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.


PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO) Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:
Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.
OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:
MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR     RATE
--------------------------
   1           2.25%
--------------------------
   2           2.00%
--------------------------
   3           1.75%
--------------------------
   4           1.50%
--------------------------
   5           1.25%
--------------------------
   6           1.00%
--------------------------
   7           0.75%
--------------------------
   8           0.50%
--------------------------
   9           0.25%
--------------------------
  10+          0.00%
--------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

X  For Policy Years 1, 2 and 3, the charge is 7.5%.

X  For Policy Years 4 and 5, the charge is 6%.

X  For Policy Years 6 and 7, the charge is 4%.

X  For Policy Years 8 and 9, the charge is 2%.

X  For Policy Years 10 and beyond, the charge is 0%.
                                ------------------------------------------------

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.
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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

LIMITATIONS ON TRANSFERS OF ACCOUNT VALUE -- This Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your Policy during each Policy Year.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Each of these products and plans may have different transfer restrictions or no transfer restrictions at all. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.


ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Individual Life Operations Center, we allocate your entire premium payment to the Putnam Money Market Sub-Account.


We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.


All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Individual Life Operations Center. Otherwise a valuation will be made on the next date which is a Valuation Day.


ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.


The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.


SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options.
The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER
PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME -- This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY -- Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD -- We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii)any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.


The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


LAST SURVIVOR POLICIES

Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a Policy Owner's Account Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.

MODIFIED ENDOWMENT CONTRACTS

A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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ESTATE GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the Policy Owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.



The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.


Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account is a party.


Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.



In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.



Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.



On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.



Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


OTHER MATTERS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative, or call us at 1-800-231-5453.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08770

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                             PAGE
 ----------------------------------------------------------------------------------
 GENERAL INFORMATION AND HISTORY                                              3
 ----------------------------------------------------------------------------------
 SERVICES                                                                     3
 ----------------------------------------------------------------------------------
 EXPERTS                                                                      3
 ----------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                                 4
 ----------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                         4
 ----------------------------------------------------------------------------------
 PERFORMANCE DATA                                                             5
 ----------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                        SA-1
 ----------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

Hartford has paid no underwriting commissions for its role as Principal Underwriter to HSD.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.


Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company, Separate Account Five (the "Account") comprising the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, U.S. Mid Cap Value, American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Value Added Market, Putnam American Government Income, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, Enterprise, and Growth and Income (collectively the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Five as of December 31, 2003, the results of their operations for the year then ended and the changes in their net assets for each of the two years ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES
DECEMBER 31, 2003

                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                               FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....    3,267,276      1,018,561       1,949,755
                           ===========    ===========     ===========
    Cost.................  $79,659,162    $11,011,350     $86,751,322
                           ===========    ===========     ===========
    Market Value.........  $74,075,513    $12,545,770     $87,560,826
  Due from Hartford Life
   and Annuity Insurance
   Company...............        2,217        --               34,250
  Receivable from fund
   shares sold...........      --               2,062        --
  Other assets...........      --             --                    9
                           -----------    -----------     -----------
  Total Assets...........   74,077,730     12,547,832      87,595,085
                           -----------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --               2,063        --
  Payable for fund shares
   purchased.............        2,217        --               34,250
  Other liabilities......           43        --             --
                           -----------    -----------     -----------
  Total Liabilities......        2,260          2,063          34,250
                           -----------    -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $74,075,470    $12,545,769     $87,560,835
                           ===========    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL                   HARTFORD GLOBAL  HARTFORD GLOBAL
                            AND GROWTH HLS     ADVISERS HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS
                                 FUND              FUND        HEALTH HLS FUND       FUND             FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       2,129,550          412,054          104,958          324,711          233,508
                              ===========       ==========       ==========       ==========       ==========
    Cost.................     $36,905,715       $4,823,545       $1,346,146       $5,637,941       $1,447,760
                              ===========       ==========       ==========       ==========       ==========
    Market Value.........     $39,965,807       $4,579,408       $1,629,402       $5,041,738       $1,138,844
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                  2,217          --               --               --
  Receivable from fund
   shares sold...........          34,305          --               --               --               --
  Other assets...........        --                --               --                     5                1
                              -----------       ----------       ----------       ----------       ----------
  Total Assets...........      40,000,112        4,581,625        1,629,402        5,041,743        1,138,845
                              -----------       ----------       ----------       ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          34,305          --               --               --               --
  Payable for fund shares
   purchased.............        --                  2,217          --               --               --
  Other liabilities......               3                2          --               --               --
                              -----------       ----------       ----------       ----------       ----------
  Total Liabilities......          34,308            2,219          --               --               --
                              -----------       ----------       ----------       ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $39,965,804       $4,579,406       $1,629,402       $5,041,743       $1,138,845
                              ===========       ==========       ==========       ==========       ==========

                                HARTFORD
                              DISCIPLINED
                               EQUITY HLS      HARTFORD HIGH
                                  FUND         YIELD HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------
ASSETS:
  Investments:
    Number of Shares.....         332,980           258,701
                               ==========        ==========
    Cost.................      $4,269,050        $2,384,340
                               ==========        ==========
    Market Value.........      $3,730,332        $2,602,075
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                  13,674
  Receivable from fund
   shares sold...........          46,328           --
  Other assets...........               5                 4
                               ----------        ----------
  Total Assets...........       3,776,665         2,615,753
                               ----------        ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          46,328           --
  Payable for fund shares
   purchased.............        --                  13,674
  Other liabilities......        --                 --
                               ----------        ----------
  Total Liabilities......          46,328            13,674
                               ----------        ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $3,730,337        $2,602,079
                               ==========        ==========

(a) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2003

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES  MIDCAP HLS
                              HLS FUND       HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       482,287       1,301,875       645,215
                            ===========     ===========   ===========
    Cost.................   $12,126,538     $18,073,363   $13,352,323
                            ===========     ===========   ===========
    Market Value.........   $14,274,085     $13,162,252   $15,894,568
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               10,559        13,229
  Receivable from fund
   shares sold...........       --              --            --
  Other assets...........       --                   16       --
                            -----------     -----------   -----------
  Total Assets...........    14,274,085      13,172,827    15,907,797
                            -----------     -----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --            --
  Payable for fund shares
   purchased.............       --               10,559        13,229
  Other liabilities......            13         --                  9
                            -----------     -----------   -----------
  Total Liabilities......            13          10,559        13,238
                            -----------     -----------   -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $14,274,072     $13,162,268   $15,894,559
                            ===========     ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                               HARTFORD
                                               MORTGAGE     HARTFORD SMALL
                           HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK     CORE PLUS        EMERGING
                           MARKET HLS FUND       FUND            FUND          HLS FUND       FIXED INCOME    MARKETS DEBT
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  ----------------  ------------
ASSETS:
  Investments:
    Number of Shares.....     14,811,723         433,779         553,635       1,168,095          10,845           5,101
                             ===========      ==========      ==========     ===========        ========        ========
    Cost.................    $14,811,723      $4,924,095      $9,038,373     $58,433,018        $122,579        $ 36,322
                             ===========      ==========      ==========     ===========        ========        ========
    Market Value.........    $14,811,723      $5,136,463      $8,020,129     $51,825,779        $125,145        $ 46,117
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --               59,884         --              --               --
  Receivable from fund
   shares sold...........       --                18,259         --               35,076         --               --
  Other assets...........              1               2         --              --              --               --
                             -----------      ----------      ----------     -----------        --------        --------
  Total Assets...........     14,811,724       5,154,724       8,080,013      51,860,855         125,145          46,117
                             -----------      ----------      ----------     -----------        --------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                18,259         --               35,076         --               --
  Payable for fund shares
   purchased.............       --               --               59,884         --              --               --
  Other liabilities......       --               --                   10              10         --               --
                             -----------      ----------      ----------     -----------        --------        --------
  Total Liabilities......       --                18,259          59,894          35,086         --               --
                             -----------      ----------      ----------     -----------        --------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $14,811,724      $5,136,465      $8,020,119     $51,825,769        $125,145        $ 46,117
                             ===========      ==========      ==========     ===========        ========        ========


                              EMERGING
                           MARKETS EQUITY
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares.....       3,200
                              =======
    Cost.................     $26,683
                              =======
    Market Value.........     $28,930
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                              -------
  Total Assets...........      28,930
                              -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              -------
  Total Liabilities......      --
                              -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $28,930
                              =======

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2003

                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     10,297         9,319        110,909
                             =======      ========     ==========
    Cost.................    $90,784      $144,756     $2,765,112
                             =======      ========     ==========
    Market Value.........    $73,008      $138,195     $1,556,058
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --            --
  Receivable from fund
   shares sold...........     --            --            --
  Other assets...........     --            --            --
                             -------      --------     ----------
  Total Assets...........     73,008       138,195      1,556,058
                             -------      --------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --            --
  Payable for fund shares
   purchased.............     --            --            --
  Other liabilities......     --            --            --
                             -------      --------     ----------
  Total Liabilities......     --            --            --
                             -------      --------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $73,008      $138,195     $1,556,058
                             =======      ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH     FLEXIBLE INCOME   DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (B)     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ----------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     29,540        24,410         8,032          82,200           151,674         45,258        14,640
                            ========      ========      ========        ========        ==========       ========      ========
    Cost.................   $422,244      $340,984      $192,979        $774,893        $2,977,753       $601,471      $292,888
                            ========      ========      ========        ========        ==========       ========      ========
    Market Value.........   $434,541      $190,157      $131,397        $641,157        $2,249,324       $641,305      $207,298
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --            --             --                --              --            --
  Receivable from fund
   shares sold...........     --            --            --             --                --              --            --
  Other assets...........     --            --            --             --                --              --            --
                            --------      --------      --------        --------        ----------       --------      --------
  Total Assets...........    434,541       190,157       131,397         641,157         2,249,324        641,305       207,298
                            --------      --------      --------        --------        ----------       --------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --            --             --                --              --            --
  Payable for fund shares
   purchased.............     --            --            --             --                --              --            --
  Other liabilities......     --            --            --             --                --              --            --
                            --------      --------      --------        --------        ----------       --------      --------
  Total Liabilities......     --            --            --             --                --              --            --
                            --------      --------      --------        --------        ----------       --------      --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $434,541      $190,157      $131,397        $641,157        $2,249,324       $641,305      $207,298
                            ========      ========      ========        ========        ==========       ========      ========

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2003


                                                      VALUE-ADDED
                           MONEY MARKET   UTILITIES     MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....     555,304       16,667       23,595
                             ========     ========     ========
    Cost.................    $555,311     $297,361     $434,086
                             ========     ========     ========
    Market Value.........    $555,304     $257,671     $498,557
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --           --
  Receivable from fund
   shares sold...........      --           --           --
  Other assets...........      --           --           --
                             --------     --------     --------
  Total Assets...........     555,304      257,671      498,557
                             --------     --------     --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --           --
  Payable for fund shares
   purchased.............      --           --           --
  Other liabilities......      --           --           --
                             --------     --------     --------
  Total Liabilities......      --           --           --
                             --------     --------     --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $555,304     $257,671     $498,557
                             ========     ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                      PUTNAM        PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET     PUTNAM      GROWTH AND      GROWTH        HEALTH
                             INCOME       INCOME      ALLOCATION   GLOBAL EQUITY    INCOME     OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     32,896       299,889       253,005        570,171     1,137,688      38,326        65,701
                            ========    ==========    ==========    ===========   ===========    ========      ========
    Cost.................   $385,715    $3,171,282    $4,315,925    $10,114,928   $27,841,953    $241,439      $677,310
                            ========    ==========    ==========    ===========   ===========    ========      ========
    Market Value.........   $397,388    $2,794,969    $3,397,853    $ 5,279,782   $26,610,520    $177,447      $725,340
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --           --             --            --           --            --
  Receivable from fund
   shares sold...........     --            --           --                 316         1,197      --            --
  Other assets...........     --                 1       --             --                  2      --            --
                            --------    ----------    ----------    -----------   -----------    --------      --------
  Total Assets...........    397,388     2,794,970     3,397,853      5,280,098    26,611,719     177,447       725,340
                            --------    ----------    ----------    -----------   -----------    --------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --           --                 316         1,197      --            --
  Payable for fund shares
   purchased.............     --            --           --             --            --           --            --
  Other liabilities......     --            --           --             --            --           --            --
                            --------    ----------    ----------    -----------   -----------    --------      --------
  Total Liabilities......     --            --           --                 316         1,197      --            --
                            --------    ----------    ----------    -----------   -----------    --------      --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $397,388    $2,794,970    $3,397,853    $ 5,279,782   $26,610,522    $177,447      $725,340
                            ========    ==========    ==========    ===========   ===========    ========      ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2003

                                                        PUTNAM
                                                     INTERNATIONAL
                             PUTNAM       PUTNAM      GROWTH AND
                           HIGH YIELD     INCOME        INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
ASSETS:
  Investments:
    Number of Shares.....     453,743      278,467        83,100
                           ==========   ==========    ==========
    Cost.................  $5,123,567   $3,571,725    $1,031,706
                           ==========   ==========    ==========
    Market Value.........  $3,616,335   $3,595,008    $  943,190
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --           --
  Receivable from fund
   shares sold...........      --           --           --
  Other assets...........           1       --           --
                           ----------   ----------    ----------
  Total Assets...........   3,616,336    3,595,008       943,190
                           ----------   ----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --           --
  Payable for fund shares
   purchased.............      --           --           --
  Other liabilities......      --           --           --
                           ----------   ----------    ----------
  Total Liabilities......      --           --           --
                           ----------   ----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $3,616,336   $3,595,008    $  943,190
                           ==========   ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                                        PUTNAM
                               PUTNAM            PUTNAM                                                                  OTC &
                            INTERNATIONAL   INTERNATIONAL NEW    PUTNAM        PUTNAM      PUTNAM NEW      PUTNAM      EMERGING
                               EQUITY         OPPORTUNITIES     INVESTORS   MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH
                           SUB-ACCOUNT (C)     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------------  -----------  ------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....       122,513           63,940          180,730     3,178,878        590,664      146,102      57,431
                             ==========         ========       ==========    ==========    ===========   ==========    ========
    Cost.................    $1,831,639         $740,692       $2,282,756    $3,178,878    $10,185,507   $1,726,634    $946,025
                             ==========         ========       ==========    ==========    ===========   ==========    ========
    Market Value.........    $1,582,868         $713,576       $1,615,728    $3,178,878    $ 9,108,036   $2,095,105    $319,318
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --                --           --             --            --          --
  Receivable from fund
   shares sold...........       --               --                --           --             --            --          --
  Other assets...........       --               --                     1             7        --            --          --
                             ----------         --------       ----------    ----------    -----------   ----------    --------
  Total Assets...........     1,582,868          713,576        1,615,729     3,178,885      9,108,036    2,095,105     319,318
                             ----------         --------       ----------    ----------    -----------   ----------    --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                --           --             --            --          --
  Payable for fund shares
   purchased.............       --               --                --           --             --            --          --
  Other liabilities......       --               --                --           --             --            --          --
                             ----------         --------       ----------    ----------    -----------   ----------    --------
  Total Liabilities......       --               --                --           --             --            --          --
                             ----------         --------       ----------    ----------    -----------   ----------    --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $1,582,868         $713,576       $1,615,729    $3,178,885    $ 9,108,036   $2,095,105    $319,318
                             ==========         ========       ==========    ==========    ===========   ==========    ========

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2003

                                          PUTNAM       PUTNAM THE
                             PUTNAM      SMALL CAP   GEORGE PUTNAM
                            RESEARCH       VALUE     FUND OF BOSTON
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  --------------
ASSETS:
  Investments:
    Number of Shares.....     69,299       44,895         190,107
                            ========     ========      ==========
    Cost.................   $977,866     $651,001      $1,946,612
                            ========     ========      ==========
    Market Value.........   $736,649     $818,433      $2,077,865
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --           --             --
  Receivable from fund
   shares sold...........     --           --             --
  Other assets...........     --           --             --
                            --------     --------      ----------
  Total Assets...........    736,649      818,433       2,077,865
                            --------     --------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --           --             --
  Payable for fund shares
   purchased.............     --           --             --
  Other liabilities......     --           --             --
                            --------     --------      ----------
  Total Liabilities......     --           --             --
                            --------     --------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $736,649     $818,433      $2,077,865
                            ========     ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                PUTNAM
                           UTILITIES GROWTH    PUTNAM       PUTNAM                  TRUST GROWTH
                              AND INCOME        VISTA       VOYAGER    ENTERPRISE    AND INCOME
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares.....        140,280        118,852       527,655      9,207        2,932
                              ==========     ==========   ===========   ========      =======
    Cost.................     $1,939,202     $1,853,068   $19,877,950   $221,946      $44,513
                              ==========     ==========   ===========   ========      =======
    Market Value.........     $1,603,396     $1,257,457   $13,771,808   $120,802      $50,021
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --           --          --           --
  Receivable from fund
   shares sold...........       --               --               997     --           --
  Other assets...........       --               --                 1     --           --
                              ----------     ----------   -----------   --------      -------
  Total Assets...........      1,603,396      1,257,457    13,772,806    120,802       50,021
                              ----------     ----------   -----------   --------      -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --               997     --           --
  Payable for fund shares
   purchased.............       --               --           --          --           --
  Other liabilities......       --               --           --          --           --
                              ----------     ----------   -----------   --------      -------
  Total Liabilities......       --               --               997     --           --
                              ----------     ----------   -----------   --------      -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,603,396     $1,257,457   $13,771,809   $120,802      $50,021
                              ==========     ==========   ===========   ========      =======

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS
                                      OWNED BY       UNIT       CONTRACT
                                     PARTICPANTS    PRICE*     LIABILITY
                                     -----------  ----------  ------------
DEFERRED LIFE CONTRACTS:
Hartford Advisers HLS Fund.........  30,024,299   $ 2.467180  $ 74,075,470
Hartford Bond HLS Fund.............   6,003,539     2.089729    12,545,769
Hartford Capital Appreciation HLS
 Fund..............................  23,890,149     3.665144    87,560,835
Hartford Dividend and Growth HLS
 Fund..............................  12,804,472     3.121238    39,965,804
Hartford Global Advisers HLS
 Fund..............................   2,463,733     1.858727     4,579,406
Hartford Global Health HLS Fund....     980,985     1.660986     1,629,402
Hartford Global Leaders HLS Fund...   3,005,212     1.677666     5,041,743
Hartford Global Technology HLS
 Fund..............................   2,375,245     0.479464     1,138,845
Hartford Disciplined Equity HLS
 Fund..............................   3,158,005     1.181232     3,730,337
Hartford High Yield HLS Fund.......   2,011,767     1.293429     2,602,079
Hartford Index HLS Fund............   5,327,502     2.679318    14,274,072
Hartford International
 Opportunities HLS Fund............   8,593,865     1.531589    13,162,268
Hartford MidCap HLS Fund...........   5,575,022     2.851031    15,894,559
Hartford Money Market HLS Fund.....  10,176,397     1.455498    14,811,724
Hartford Mortgage Securities HLS
 Fund..............................   2,715,331     1.891653     5,136,465
Hartford Small Company HLS Fund....   4,630,934     1.731858     8,020,119
Hartford Stock HLS Fund............  19,126,871     2.709579    51,825,769
Core Plus Fixed Income.............       9,258     13.51681       125,145
Emerging Markets Debt..............       3,068    15.032434        46,117
Emerging Markets Equity............       3,550     8.149283        28,930
High Yield.........................       6,810     10.72011        73,008
U.S. Mid Cap Value.................      10,428     13.25229       138,195
American Opportunities.............      94,842    16.406871     1,556,058
Balanced Growth....................      28,681    15.150756       434,541
Capital Opportunities..............      21,573     8.814613       190,157
Developing Growth..................       8,711    15.083435       131,397
Flexible Income....................      52,251    12.270686       641,157
Dividend Growth....................     160,315    14.030633     2,249,324
Global Equity......................      47,895    13.389744       641,305
Growth.............................      16,720    12.398168       207,298
Money Market.......................     433,826    29.041589       555,304
Utilities..........................      16,993    15.163205       257,671
Value-Added Market.................      27,011    18.457812       498,557
Putnam American Government
 Income............................      30,779    12.910807       397,388
Putnam Diversified Income..........     149,971    18.636774     2,794,970
Putnam Global Asset Allocation.....     166,271     20.43562     3,397,853
Putnam Global Equity...............     316,094    16.703191     5,279,782
Putnam Growth and Income...........   1,049,562    25.353942    26,610,522
Putnam Growth Opportunities........      40,778     4.351514       177,447
Putnam Health Sciences.............      64,962    11.165587       725,340
Putnam High Yield..................     198,039    18.260697     3,616,336
Putnam Income......................     192,378    18.687237     3,595,008
Putnam International Growth and
 Income............................      59,317    15.900707       943,190
Putnam International Equity........      93,581    26.162021     1,582,868
Putnam International New
 Opportunities.....................      59,984    11.896097       713,576
Putnam Investors...................     180,252     8.963743     1,615,729

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                      OWNED BY       UNIT       CONTRACT
                                     PARTICPANTS    PRICE*     LIABILITY
                                     -----------  ----------  ------------
Putnam Money Market................   2,192,727   $  1.44974  $  3,178,885
Putnam New Opportunities...........     456,950    19.932233     9,108,036
Putnam New Value...................     117,270    17.865648     2,095,105
Putnam OTC & Emerging Growth.......      56,837     5.618120       319,318
Putnam Research....................      58,834    12.520833       736,649
Putnam Small Cap Value.............      40,584    20.166495       818,433
Putnam The George Putnam Fund of
 Boston............................     170,016    12.221620     2,077,865
Putnam Utilities Growth and
 Income............................      83,469    19.209439     1,603,396
Putnam Vista.......................      94,040    13.371508     1,257,457
Putnam Voyager.....................     577,222    23.858769    13,771,809
Enterprise.........................      14,990     8.058783       120,802
Growth and Income..................       4,002    12.497549        50,021
                                                              ------------
GRAND TOTAL........................                           $450,356,615
                                                              ============

  *  Rounded unit values.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                               FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $ 1,681,995    $  621,261      $   435,433
                           -----------    ----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --             71,904         --
                           -----------    ----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (21,595)       34,363         (680,029)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   10,075,719       330,653       26,673,205
                           -----------    ----------      -----------
    Net gain (loss) on
     investments.........   10,054,124       365,016       25,993,176
                           -----------    ----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $11,736,119    $1,058,181      $26,428,609
                           ===========    ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL                   HARTFORD GLOBAL  HARTFORD GLOBAL
                            AND GROWTH HLS     ADVISERS HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS
                                 FUND              FUND        HEALTH HLS FUND       FUND             FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $  518,308         $  32,895        $  2,068        $   18,471        $--
                              ----------         ---------        --------        ----------        --------
CAPITAL GAINS INCOME
 (LOSS)..................        216,494           --               22,191           --              --
                              ----------         ---------        --------        ----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (27,886)         (118,508)        (22,610)          (25,123)         (1,844)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,749,125           929,585         376,432         1,226,587         312,960
                              ----------         ---------        --------        ----------        --------
    Net gain (loss) on
     investments.........      7,721,239           811,077         353,822         1,201,464         311,116
                              ----------         ---------        --------        ----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $8,456,041         $ 843,972        $378,081        $1,219,935        $311,116
                              ==========         =========        ========        ==========        ========

                                HARTFORD
                              DISCIPLINED
                                 EQUITY        HARTFORD HIGH
                                HLS FUND       YIELD HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 38,535          $ 86,034
                                --------          --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --
                                --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (11,330)           19,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        747,590           330,485
                                --------          --------
    Net gain (loss) on
     investments.........        736,260           349,981
                                --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $774,795          $436,015
                                ========          ========

(a) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES  MIDCAP HLS
                              HLS FUND       HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  174,338     $  105,010    $   33,509
                             ----------     ----------    ----------
CAPITAL GAINS INCOME
 (LOSS)..................        39,305        --             --
                             ----------     ----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........      (363,512)      (110,399)       (8,300)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,254,680      3,263,805     4,196,836
                             ----------     ----------    ----------
    Net gain (loss) on
     investments.........     2,891,168      3,153,406     4,188,536
                             ----------     ----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,104,811     $3,258,416    $4,222,045
                             ==========     ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                               HARTFORD
                                               MORTGAGE     HARTFORD SMALL
                           HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK   CORE PLUS      EMERGING
                           MARKET HLS FUND       FUND            FUND          HLS FUND     FIXED INCOME  MARKETS DEBT
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............     $123,975        $ 208,876       $  --          $   553,288       $   74        $--
                              --------        ---------       ----------     -----------       ------        ------
CAPITAL GAINS INCOME
 (LOSS)..................      --                32,350          --              --               934        --
                              --------        ---------       ----------     -----------       ------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........      --               (48,521)         (72,139)     (1,514,967)           1            58
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               (77,541)       2,809,018      12,060,624        4,218         9,783
                              --------        ---------       ----------     -----------       ------        ------
    Net gain (loss) on
     investments.........      --              (126,062)       2,736,879      10,545,657        4,219         9,841
                              --------        ---------       ----------     -----------       ------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $123,975        $ 115,164       $2,736,879     $11,098,945       $5,227        $9,841
                              ========        =========       ==========     ===========       ======        ======


                              EMERGING
                           MARKETS EQUITY
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $--
                              -------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                              -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........      (1,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       6,145
                              -------
    Net gain (loss) on
     investments.........       4,864
                              -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 4,864
                              =======

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............    $--          $--           $  5,316
                             -------      -------       --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --             --
                             -------      -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         70       (4,216)       (54,058)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     13,799       40,290        317,566
                             -------      -------       --------
    Net gain (loss) on
     investments.........     13,869       36,074        263,508
                             -------      -------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $13,869      $36,074       $268,824
                             =======      =======       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH      FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ------------------  ---------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 9,638       $--          $ --             $31,357           $ 36,772        $  2,445      $    201
                             -------       -------      --------         -------           --------        --------      --------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --            --             --                 --               --            --
                             -------       -------      --------         -------           --------        --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        184          (102)      (65,628)          2,719             (7,354)        (90,480)      (28,121)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     62,215        54,946       111,758          44,515            462,295         272,637        76,243
                             -------       -------      --------         -------           --------        --------      --------
    Net gain (loss) on
     investments.........     62,399        54,844        46,130          47,234            454,941         182,157        48,122
                             -------       -------      --------         -------           --------        --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $72,037       $54,844      $ 46,130         $78,591           $491,713        $184,602      $ 48,323
                             =======       =======      ========         =======           ========        ========      ========

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      VALUE-ADDED
                           MONEY MARKET   UTILITIES     MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $4,151       $ 5,828     $  4,887
                              ------       -------     --------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --            7,476
                              ------       -------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        124        (2,053)       1,470
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (9)       39,571      124,535
                              ------       -------     --------
    Net gain (loss) on
     investments.........        115        37,518      126,005
                              ------       -------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,266       $43,346     $138,368
                              ======       =======     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                      PUTNAM        PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET     PUTNAM      GROWTH AND      GROWTH        HEALTH
                             INCOME       INCOME      ALLOCATION   GLOBAL EQUITY    INCOME     OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 35,550     $235,897      $123,627     $   56,295    $  480,743      $--          $  5,044
                            --------     --------      --------     ----------    ----------      -------      --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            --            --             --           --            --
                            --------     --------      --------     ----------    ----------      -------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        691       14,856        (6,574)      (450,968)     (338,065)       2,481        (7,566)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (25,514)     235,723       504,908      1,593,966     5,725,470       27,863       118,113
                            --------     --------      --------     ----------    ----------      -------      --------
    Net gain (loss) on
     investments.........    (24,823)     250,579       498,334      1,142,998     5,387,405       30,344       110,547
                            --------     --------      --------     ----------    ----------      -------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 10,727     $486,476      $621,961     $1,199,293    $5,868,148      $30,344      $115,591
                            ========     ========      ========     ==========    ==========      =======      ========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        PUTNAM
                                                     INTERNATIONAL
                             PUTNAM       PUTNAM      GROWTH AND
                           HIGH YIELD     INCOME        INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $324,662     $171,161      $ 13,725
                            --------     --------      --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            --
                            --------     --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     16,988         (413)      (46,998)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    420,116       (8,940)      286,842
                            --------     --------      --------
    Net gain (loss) on
     investments.........    437,104       (9,353)      239,844
                            --------     --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $761,766     $161,808      $253,569
                            ========     ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                                           PUTNAM
                                 PUTNAM             PUTNAM                                                                  OTC &
                             INTERNATIONAL     INTERNATIONAL NEW    PUTNAM        PUTNAM      PUTNAM NEW      PUTNAM      EMERGING
                                 EQUITY          OPPORTUNITIES     INVESTORS   MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH
                            SUB-ACCOUNT (C)       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------------  -----------------  -----------  ------------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............       $ 15,956           $   3,684       $  8,895      $26,541      $   --         $ 22,539     $ --
                                --------           ---------       --------      -------      -----------    --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  --               --           --              --           --           --
                                --------           ---------       --------      -------      -----------    --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         11,479            (117,268)       (55,005)      --           (1,254,768)    (21,381)     (13,435)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        342,739             302,894        385,113       --            3,620,318     488,186      112,308
                                --------           ---------       --------      -------      -----------    --------     --------
    Net gain (loss) on
     investments.........        354,218             185,626        330,108       --            2,365,550     466,805       98,873
                                --------           ---------       --------      -------      -----------    --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $370,174           $ 189,310       $339,003      $26,541      $ 2,365,550    $489,344     $ 98,873
                                ========           =========       ========      =======      ===========    ========     ========

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                          PUTNAM
                             PUTNAM      SMALL CAP
                            RESEARCH       VALUE
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $  3,817     $  3,613
                            --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --
                            --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (84,383)      (3,166)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    240,706      261,315
                            --------     --------
    Net gain (loss) on
     investments.........    156,323      258,149
                            --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $160,140     $261,762
                            ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             PUTNAM THE         PUTNAM
                           GEORGE PUTNAM   UTILITIES GROWTH    PUTNAM       PUTNAM                  TRUST GROWTH
                           FUND OF BOSTON     AND INCOME        VISTA       VOYAGER    ENTERPRISE    AND INCOME
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ----------------  -----------  -----------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............     $ 38,166        $  63,619       $ --        $   82,612     $   541       $  293
                              --------        ---------       --------    ----------     -------       ------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --              --            --          --           --
                              --------        ---------       --------    ----------     -------       ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,088         (134,899)       (35,812)     (444,002)     (2,684)         213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      229,009          413,006        345,714     3,235,997      27,480        8,791
                              --------        ---------       --------    ----------     -------       ------
    Net gain (loss) on
     investments.........      233,097          278,107        309,902     2,791,995      24,796        9,004
                              --------        ---------       --------    ----------     -------       ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $271,263        $ 341,726       $309,902    $2,874,607     $25,337       $9,297
                              ========        =========       ========    ==========     =======       ======

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                               FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,681,995    $   621,261     $   435,433
  Capital gains income...      --              71,904        --
  Net realized gain
   (loss) on security
   transactions..........      (21,595)        34,363        (680,029)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   10,075,719        330,653      26,673,205
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   11,736,119      1,058,181      26,428,609
                           -----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............            3              6              18
  Net transfers..........      483,671       (606,427)       (888,331)
  Surrenders for benefit
   payments and fees.....   (1,214,240)      (609,272)     (1,195,995)
  Net loan activity......      (50,970)      (316,993)        (99,099)
  Cost of insurance......   (1,583,666)      (339,988)     (1,630,406)
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,365,202)    (1,872,674)     (3,813,813)
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets.........    9,370,917       (814,493)     22,614,796
NET ASSETS:
  Beginning of year......   64,704,553     13,360,262      64,946,039
                           -----------    -----------     -----------
  End of year............  $74,075,470    $12,545,769     $87,560,835
                           ===========    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL                   HARTFORD GLOBAL  HARTFORD GLOBAL
                            AND GROWTH HLS     ADVISERS HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS
                                 FUND              FUND        HEALTH HLS FUND       FUND             FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   518,308       $   32,895       $    2,068       $   18,471       $  --
  Capital gains income...         216,494          --                22,191          --               --
  Net realized gain
   (loss) on security
   transactions..........         (27,886)        (118,508)         (22,610)         (25,123)          (1,844)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       7,749,125          929,585          376,432        1,226,587          312,960
                              -----------       ----------       ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,456,041          843,972          378,081        1,219,935          311,116
                              -----------       ----------       ----------       ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............              21          --               --               --               --
  Net transfers..........         429,121         (216,541)        (103,077)         433,561          468,961
  Surrenders for benefit
   payments and fees.....        (480,181)        (207,847)          (2,982)         (28,170)           2,467
  Net loan activity......         (69,082)          16,669           (3,482)         (25,955)          (3,380)
  Cost of insurance......        (792,618)         (98,269)         (32,910)         (95,646)         (17,746)
                              -----------       ----------       ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (912,739)        (505,988)        (142,451)         283,790          450,302
                              -----------       ----------       ----------       ----------       ----------
  Net increase (decrease)
   in net assets.........       7,543,302          337,984          235,630        1,503,725          761,418
NET ASSETS:
  Beginning of year......      32,422,502        4,241,422        1,393,772        3,538,018          377,427
                              -----------       ----------       ----------       ----------       ----------
  End of year............     $39,965,804       $4,579,406       $1,629,402       $5,041,743       $1,138,845
                              ===========       ==========       ==========       ==========       ==========

                                HARTFORD
                              DISCIPLINED
                               EQUITY HLS      HARTFORD HIGH
                                  FUND         YIELD HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $   38,535        $   86,034
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........         (11,330)           19,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         747,590           330,485
                               ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         774,795           436,015
                               ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............        --                 --
  Net transfers..........         390,788         1,046,140
  Surrenders for benefit
   payments and fees.....         (77,692)          (20,199)
  Net loan activity......          21,548           (26,370)
  Cost of insurance......         (74,402)          (48,382)
                               ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         260,242           951,189
                               ----------        ----------
  Net increase (decrease)
   in net assets.........       1,035,037         1,387,204
NET ASSETS:
  Beginning of year......       2,695,300         1,214,875
                               ----------        ----------
  End of year............      $3,730,337        $2,602,079
                               ==========        ==========

(a) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES  MIDCAP HLS
                              HLS FUND       HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   174,338     $   105,010   $    33,509
  Capital gains income...        39,305         --            --
  Net realized gain
   (loss) on security
   transactions..........      (363,512)       (110,399)       (8,300)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,254,680       3,263,805     4,196,836
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,104,811       3,258,416     4,222,045
                            -----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............             3               8             5
  Net transfers..........       (18,018)        (71,387)      987,028
  Surrenders for benefit
   payments and fees.....      (301,124)        (70,672)     (159,935)
  Net loan activity......        20,226          23,323       (44,558)
  Cost of insurance......      (289,755)       (250,413)     (302,616)
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (588,668)       (369,141)      479,924
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets.........     2,516,143       2,889,275     4,701,969
NET ASSETS:
  Beginning of year......    11,757,929      10,272,993    11,192,590
                            -----------     -----------   -----------
  End of year............   $14,274,072     $13,162,268   $15,894,559
                            ===========     ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              HARTFORD
                           HARTFORD MONEY     MORTGAGE     HARTFORD SMALL
                             MARKET HLS    SECURITIES HLS   COMPANY HLS    HARTFORD STOCK   CORE PLUS      EMERGING
                                FUND            FUND            FUND          HLS FUND     FIXED INCOME  MARKETS DEBT
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   123,975      $  208,876      $  --          $   553,288      $     74      $--
  Capital gains income...       --               32,350         --              --                934       --
  Net realized gain
   (loss) on security
   transactions..........       --              (48,521)        (72,139)     (1,514,967)            1           58
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --              (77,541)      2,809,018      12,060,624         4,218        9,783
                            -----------      ----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       123,975         115,164       2,736,879      11,098,945         5,227        9,841
                            -----------      ----------      ----------     -----------      --------      -------
UNIT TRANSACTIONS:
  Purchases..............     2,461,817         --                    3              24        --           --
  Net transfers..........      (625,107)       (425,088)        580,339      (1,834,863)       23,198        7,047
  Surrenders for benefit
   payments and fees.....    (6,224,840)        (99,851)       (130,015)       (620,537)           (3)         (22)
  Net loan activity......       576,453          50,005           8,274         (64,025)       --           --
  Cost of insurance......      (362,878)       (142,748)       (147,618)     (1,055,396)       (3,672)      (1,071)
                            -----------      ----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,174,555)       (617,682)        310,983      (3,574,797)       19,523        5,954
                            -----------      ----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets.........    (4,050,580)       (502,518)      3,047,862       7,524,148        24,750       15,795
NET ASSETS:
  Beginning of year......    18,862,304       5,638,983       4,972,257      44,301,621       100,395       30,322
                            -----------      ----------      ----------     -----------      --------      -------
  End of year............   $14,811,724      $5,136,465      $8,020,119     $51,825,769      $125,145      $46,117
                            ===========      ==========      ==========     ===========      ========      =======


                              EMERGING
                           MARKETS EQUITY
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................     $--
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (1,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       6,145
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,864
                              -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........      18,963
  Surrenders for benefit
   payments and fees.....           4
  Net loan activity......      --
  Cost of insurance......        (260)
                              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      18,707
                              -------
  Net increase (decrease)
   in net assets.........      23,571
NET ASSETS:
  Beginning of year......       5,359
                              -------
  End of year............     $28,930
                              =======

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            U.S.         AMERICAN
                           HIGH YIELD   MID CAP VALUE  OPPORTUNITIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $--          $ --          $    5,316
  Capital gains income...     --            --             --
  Net realized gain
   (loss) on security
   transactions..........         70        (4,216)        (54,058)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     13,799        40,290         317,566
                             -------      --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     13,869        36,074         268,824
                             -------      --------      ----------
UNIT TRANSACTIONS:
  Purchases..............     --            --             --
  Net transfers..........     13,079        10,808         (59,846)
  Surrenders for benefit
   payments and fees.....        (29)          (40)        (37,117)
  Net loan activity......     --            --              (8,917)
  Cost of insurance......     (1,474)       (2,917)        (38,566)
                             -------      --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,576         7,851        (144,446)
                             -------      --------      ----------
  Net increase (decrease)
   in net assets.........     25,445        43,925         124,378
NET ASSETS:
  Beginning of year......     47,563        94,270       1,431,680
                             -------      --------      ----------
  End of year............    $73,008      $138,195      $1,556,058
                             =======      ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH      FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ------------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  9,638      $ --          $ --             $ 31,357         $   36,772       $  2,445      $    201
  Capital gains income...     --            --            --             --                  --              --            --
  Net realized gain
   (loss) on security
   transactions..........        184          (102)      (65,628)           2,719             (7,354)       (90,480)      (28,121)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     62,215        54,946       111,758           44,515            462,295        272,637        76,243
                            --------      --------      --------         --------         ----------       --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     72,037        54,844        46,130           78,591            491,713        184,602        48,323
                            --------      --------      --------         --------         ----------       --------      --------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --             --                  --              --            --
  Net transfers..........     18,754         7,319       (35,891)          36,552            (14,424)       (81,171)      (30,103)
  Surrenders for benefit
   payments and fees.....        (33)          (83)          429          (59,721)           (28,386)       (49,412)          332
  Net loan activity......     --            --            --             --                  --              --            --
  Cost of insurance......    (10,213)       (4,056)       (3,432)         (16,195)           (50,546)       (16,673)       (5,025)
                            --------      --------      --------         --------         ----------       --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,508         3,180       (38,894)         (39,364)           (93,356)      (147,256)      (34,796)
                            --------      --------      --------         --------         ----------       --------      --------
  Net increase (decrease)
   in net assets.........     80,545        58,024         7,236           39,227            398,357         37,346        13,527
NET ASSETS:
  Beginning of year......    353,996       132,133       124,161          601,930          1,850,967        603,959       193,771
                            --------      --------      --------         --------         ----------       --------      --------
  End of year............   $434,541      $190,157      $131,397         $641,157         $2,249,324       $641,305      $207,298
                            ========      ========      ========         ========         ==========       ========      ========

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      VALUE-ADDED
                           MONEY MARKET   UTILITIES     MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $    4,151    $  5,828     $  4,887
  Capital gains income...      --           --            7,476
  Net realized gain
   (loss) on security
   transactions..........          124      (2,053)       1,470
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (9)     39,571      124,535
                            ----------    --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,266      43,346      138,368
                            ----------    --------     --------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --
  Net transfers..........       72,356      19,323       (4,510)
  Surrenders for benefit
   payments and fees.....     (547,990)     (3,788)        (136)
  Net loan activity......      --           --           --
  Cost of insurance......      (16,132)     (5,932)     (11,621)
                            ----------    --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (491,766)      9,603      (16,267)
                            ----------    --------     --------
  Net increase (decrease)
   in net assets.........     (487,500)     52,949      122,101
NET ASSETS:
  Beginning of year......    1,042,804     204,722      376,456
                            ----------    --------     --------
  End of year............   $  555,304    $257,671     $498,557
                            ==========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS _____________________________________ SA-34 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                       PUTNAM        PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET     PUTNAM       GROWTH AND      GROWTH        HEALTH
                             INCOME       INCOME      ALLOCATION   GLOBAL EQUITY     INCOME     OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  ------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $ 35,550    $  235,897    $  123,627    $   56,295    $   480,743     $ --          $  5,044
  Capital gains income...     --            --           --            --             --            --            --
  Net realized gain
   (loss) on security
   transactions..........        691        14,856        (6,574)     (450,968)      (338,065)       2,481        (7,566)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (25,514)      235,723       504,908     1,593,966      5,725,470       27,863       118,113
                            --------    ----------    ----------    ----------    -----------     --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     10,727       486,476       621,961     1,199,293      5,868,148       30,344       115,591
                            --------    ----------    ----------    ----------    -----------     --------      --------
UNIT TRANSACTIONS:
  Purchases..............     --            --           --            --                   8       --            --
  Net transfers..........   (449,849)      663,268        38,626      (113,867)      (632,596)      73,328        80,405
  Surrenders for benefit
   payments and fees.....     (8,664)     (702,123)      (66,158)     (138,238)      (262,957)      (5,271)      (23,505)
  Net loan activity......     (2,392)      (11,203)       (1,211)       (8,483)       (29,451)      --           (36,884)
  Cost of insurance......    (19,542)      (65,962)      (73,368)     (113,010)      (577,794)      (3,245)      (17,380)
                            --------    ----------    ----------    ----------    -----------     --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (480,447)     (116,020)     (102,111)     (373,598)    (1,502,790)      64,812         2,636
                            --------    ----------    ----------    ----------    -----------     --------      --------
  Net increase (decrease)
   in net assets.........   (469,720)      370,456       519,850       825,695      4,365,358       95,156       118,227
NET ASSETS:
  Beginning of year......    867,108     2,424,514     2,878,003     4,454,087     22,245,164       82,291       607,113
                            --------    ----------    ----------    ----------    -----------     --------      --------
  End of year............   $397,388    $2,794,970    $3,397,853    $5,279,782    $26,610,522     $177,447      $725,340
                            ========    ==========    ==========    ==========    ===========     ========      ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        PUTNAM
                                                     INTERNATIONAL
                             PUTNAM       PUTNAM      GROWTH AND
                           HIGH YIELD     INCOME        INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  324,662   $  171,161     $ 13,725
  Capital gains income...      --           --           --
  Net realized gain
   (loss) on security
   transactions..........      16,988         (413)     (46,998)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     420,116       (8,940)     286,842
                           ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     761,766      161,808      253,569
                           ----------   ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --
  Net transfers..........     487,919      147,807       (4,950)
  Surrenders for benefit
   payments and fees.....    (131,812)     (41,900)     (22,088)
  Net loan activity......     (18,529)     (30,753)      (5,613)
  Cost of insurance......     (84,285)     (94,264)     (17,916)
                           ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     253,293      (19,110)     (50,567)
                           ----------   ----------     --------
  Net increase (decrease)
   in net assets.........   1,015,059      142,698      203,002
NET ASSETS:
  Beginning of year......   2,601,277    3,452,310      740,188
                           ----------   ----------     --------
  End of year............  $3,616,336   $3,595,008     $943,190
                           ==========   ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                                                           PUTNAM
                                 PUTNAM             PUTNAM                                                                  OTC &
                             INTERNATIONAL     INTERNATIONAL NEW    PUTNAM        PUTNAM      PUTNAM NEW      PUTNAM      EMERGING
                                 EQUITY          OPPORTUNITIES     INVESTORS   MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH
                            SUB-ACCOUNT (C)       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------------  -----------------  -----------  ------------  -------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................      $   15,956          $  3,684       $    8,895    $   26,541    $  --         $   22,539    $ --
  Capital gains income...        --                 --                --           --            --             --          --
  Net realized gain
   (loss) on security
   transactions..........          11,479          (117,268)         (55,005)      --         (1,254,768)      (21,381)    (13,435)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         342,739           302,894          385,113       --          3,620,318       488,186     112,308
                               ----------          --------       ----------    ----------    ----------    ----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         370,174           189,310          339,003        26,541     2,365,550       489,344      98,873
                               ----------          --------       ----------    ----------    ----------    ----------    --------
UNIT TRANSACTIONS:
  Purchases..............               5                 2                6       --            --                  3           5
  Net transfers..........        (155,244)          (68,154)          83,886     1,546,243        43,753       101,252     (65,895)
  Surrenders for benefit
   payments and fees.....         (19,032)             (230)          (7,325)   (2,152,998)     (848,473)      (13,245)     (9,216)
  Net loan activity......          14,614               104          (12,277)       85,923        (8,868)       29,200      (2,745)
  Cost of insurance......         (38,838)          (14,882)         (34,528)      (83,593)     (202,658)      (42,664)     (8,816)
                               ----------          --------       ----------    ----------    ----------    ----------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (198,495)          (83,160)          29,762      (604,425)   (1,016,246)       74,546     (86,667)
                               ----------          --------       ----------    ----------    ----------    ----------    --------
  Net increase (decrease)
   in net assets.........         171,679           106,150          368,765      (577,884)    1,349,304       563,890      12,206
NET ASSETS:
  Beginning of year......       1,411,189           607,426        1,246,964     3,756,769     7,758,732     1,531,215     307,112
                               ----------          --------       ----------    ----------    ----------    ----------    --------
  End of year............      $1,582,868          $713,576       $1,615,729    $3,178,885    $9,108,036    $2,095,105    $319,318
                               ==========          ========       ==========    ==========    ==========    ==========    ========

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                          PUTNAM
                             PUTNAM      SMALL CAP
                            RESEARCH       VALUE
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   3,817    $   3,613
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions .........     (84,383)      (3,166)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     240,706      261,315
                            ---------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     160,140      261,762
                            ---------    ---------
UNIT TRANSACTIONS:
  Purchases..............      --           --
  Net transfers..........    (128,371)      75,196
  Surrenders for benefit
   payments and fees.....     (18,978)    (152,991)
  Net loan activity......      (6,870)      16,962
  Cost of insurance......     (19,144)     (16,843)
                            ---------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (173,363)     (77,676)
                            ---------    ---------
  Net increase (decrease)
   in net assets.........     (13,223)     184,086
NET ASSETS:
  Beginning of year......     749,872      634,347
                            ---------    ---------
  End of year............   $ 736,649    $ 818,433
                            =========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                             PUTNAM THE         PUTNAM
                           GEORGE PUTNAM   UTILITIES GROWTH     PUTNAM         PUTNAM                   TRUST GROWTH
                           FUND OF BOSTON     AND INCOME         VISTA         VOYAGER     ENTERPRISE    AND INCOME
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ----------------  -------------  -------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $   38,166       $   63,619      $   --         $    82,612    $    541      $   293
  Capital gains income...       --              --                --             --           --           --
  Net realized gain
   (loss) on security
   transactions .........         4,088         (134,899)         (35,812)      (444,002)     (2,684)         213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       229,009          413,006          345,714      3,235,997      27,480        8,791
                             ----------       ----------      -----------    -----------    --------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       271,263          341,726          309,902      2,874,607      25,337        9,297
                             ----------       ----------      -----------    -----------    --------      -------
UNIT TRANSACTIONS:
  Purchases..............       --              --                      3        --           --           --
  Net transfers..........     1,131,589          437,652       (2,698,556)      (619,444)     (7,548)       6,094
  Surrenders for benefit
   payments and fees.....      (708,827)        (698,265)       2,703,555       (262,371)        (42)         (17)
  Net loan activity......        (8,461)          17,707          (12,923)       (24,857)     --           --
  Cost of insurance......       (40,502)         (38,691)         (28,452)      (315,289)     (3,140)        (879)
                             ----------       ----------      -----------    -----------    --------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       373,799         (281,597)         (36,373)    (1,221,961)    (10,730)       5,198
                             ----------       ----------      -----------    -----------    --------      -------
  Net increase (decrease)
   in net assets.........       645,062           60,129          273,529      1,652,646      14,607       14,495
NET ASSETS:
  Beginning of year......     1,432,803        1,543,267          983,928     12,119,163     106,195       35,526
                             ----------       ----------      -----------    -----------    --------      -------
  End of year............    $2,077,865       $1,603,396      $ 1,257,457    $13,771,809    $120,802      $50,021
                             ==========       ==========      ===========    ===========    ========      =======

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                            FUND, INC.     HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $  2,055,276   $   348,194     $    444,733
  Capital gains income...       --            101,733         --
  Net realized gain
   (loss) on security
   transactions..........      (213,138)          750       (1,214,502)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (12,530,260)      592,454      (16,174,684)
                           ------------   -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (10,688,122)    1,043,131      (16,944,453)
                           ------------   -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............       --            --                   522
  Net transfers..........     1,977,966     4,609,639         (240,168)
  Surrenders for benefit
   payments and fees.....    (2,282,142)     (182,869)      (1,320,254)
  Net loan activity......      (186,880)      (43,864)        (348,398)
  Cost of insurance......    (1,615,323)     (226,596)      (1,656,624)
                           ------------   -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,106,379)    4,156,310       (3,564,922)
                           ------------   -----------     ------------
  Net increase (decrease)
   in net assets.........   (12,794,501)    5,199,441      (20,509,375)
NET ASSETS:
  Beginning of year......    77,499,054     8,160,821       85,455,414
                           ------------   -----------     ------------
  End of year............  $ 64,704,553   $13,360,262     $ 64,946,039
                           ============   ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                                                                                    HARTFORD
                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL   GROWTH AND
                            AND GROWTH HLS     ADVISERS HLS      HEALTH HLS       LEADERS HLS      TECHNOLOGY      INCOME HLS
                                 FUND              FUND             FUND             FUND           HLS FUND          FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $   513,452       $    2,262       $      162       $   35,397        $ --           $   11,088
  Capital gains income...       1,792,952            3,058           30,768          --               --              --
  Net realized gain
   (loss) on security
   transactions..........        (177,851)         (53,034)             732           (1,435)         (42,123)        (42,397)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (7,718,044)        (413,525)        (278,261)        (876,737)        (238,222)       (817,978)
                              -----------       ----------       ----------       ----------        ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,589,491)        (461,239)        (246,599)        (842,775)        (280,345)       (849,287)
                              -----------       ----------       ----------       ----------        ---------      ----------
UNIT TRANSACTIONS:
  Purchases..............        --                --               --               --               --              --
  Net transfers..........       2,652,100         (117,532)         260,965          304,907           26,040         381,584
  Surrenders for benefit
   payments and fees.....        (995,017)         (74,497)         (25,458)         (48,562)         (22,838)        (36,512)
  Net loan activity......        (237,664)         (57,036)            (709)          (1,667)             424          21,032
  Cost of insurance......        (802,616)        (107,951)         (31,190)         (93,973)         (12,269)        (72,764)
                              -----------       ----------       ----------       ----------        ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         616,803         (357,016)         203,608          160,705           (8,643)        293,340
                              -----------       ----------       ----------       ----------        ---------      ----------
  Net increase (decrease)
   in net assets.........      (4,972,688)        (818,255)         (42,991)        (682,070)        (288,988)       (555,947)
NET ASSETS:
  Beginning of year......      37,395,190        5,059,677        1,436,763        4,220,088          666,415       3,251,247
                              -----------       ----------       ----------       ----------        ---------      ----------
  End of year............     $32,422,502       $4,241,422       $1,393,772       $3,538,018        $ 377,427      $2,695,300
                              ===========       ==========       ==========       ==========        =========      ==========


                           HARTFORD HIGH
                           YIELD HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   39,647
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           237
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (77,223)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (37,339)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........       714,311
  Surrenders for benefit
   payments and fees.....       (27,187)
  Net loan activity......        (5,804)
  Cost of insurance......       (19,025)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       662,295
                             ----------
  Net increase (decrease)
   in net assets.........       624,956
NET ASSETS:
  Beginning of year......       589,919
                             ----------
  End of year............    $1,214,875
                             ==========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES  MIDCAP HLS
                              HLS FUND       HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   148,169     $   233,762   $    14,544
  Capital gains income...       538,951         --            --
  Net realized gain
   (loss) on security
   transactions..........      (583,294)       (168,274)     (140,372)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,893,151)     (2,430,952)   (1,773,498)
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,789,325)     (2,365,464)   (1,899,326)
                            -----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --                  131       --
  Net transfers..........      (778,288)       (438,485)    1,318,718
  Surrenders for benefit
   payments and fees.....      (235,965)       (340,334)     (208,099)
  Net loan activity......       (18,273)        (58,059)      (23,603)
  Cost of insurance......      (331,427)       (276,278)     (276,978)
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,363,953)     (1,113,025)      810,038
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets.........    (5,153,278)     (3,478,489)   (1,089,288)
NET ASSETS:
  Beginning of year......    16,911,207      13,751,482    12,281,878
                            -----------     -----------   -----------
  End of year............   $11,757,929     $10,272,993   $11,192,590
                            ===========     ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              HARTFORD
                           HARTFORD MONEY     MORTGAGE     HARTFORD SMALL                                    EMERGING     EMERGING
                             MARKET HLS    SECURITIES HLS   COMPANY HLS    HARTFORD STOCK     CORE PLUS       MARKETS      MARKETS
                                FUND            FUND            FUND          HLS FUND      FIXED INCOME       DEBT        EQUITY
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ---------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $    240,257     $  113,798     $   --          $    507,700      $  3,512        $ 2,041      $--
  Capital gains income...          1,108        --              --              --                 349         --           --
  Net realized gain
   (loss) on security
   transactions..........       --                2,159         (88,735)        (876,968)       (1,718)            24         (16)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --              158,519      (2,129,757)     (14,548,379)          809            518        (865)
                            ------------     ----------     -----------     ------------      --------        -------      ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        241,365        274,476      (2,218,492)     (14,917,647)        2,952          2,583        (881)
                            ------------     ----------     -----------     ------------      --------        -------      ------
UNIT TRANSACTIONS:
  Purchases..............     17,465,936        --              --              --             --              --           --
  Net transfers..........    (14,036,932)     3,213,162         (81,712)          79,906         8,879         --           2,949
  Surrenders for benefit
   payments and fees.....     (1,643,442)       (33,098)        (74,162)      (1,449,166)      --                 (18)      --
  Net loan activity......       (287,824)        27,785         (15,490)        (255,096)      --              --           --
  Cost of insurance......       (434,928)       (89,907)       (147,434)      (1,166,039)         (972)          (779)       (115)
                            ------------     ----------     -----------     ------------      --------        -------      ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,062,810      3,117,942        (318,798)      (2,790,395)        7,907           (797)      2,834
                            ------------     ----------     -----------     ------------      --------        -------      ------
  Net increase (decrease)
   in net assets.........      1,304,175      3,392,418      (2,537,290)     (17,708,042)       10,859          1,786       1,953
NET ASSETS:
  Beginning of year......     17,558,129      2,246,565       7,509,547       62,009,663        89,536         28,536       3,406
                            ------------     ----------     -----------     ------------      --------        -------      ------
  End of year............   $ 18,862,304     $5,638,983     $ 4,972,257     $ 44,301,621      $100,395        $30,322      $5,359
                            ============     ==========     ===========     ============      ========        =======      ======

(a)  Formerly Fixed Income Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           U.S.
                                          MID CAP      AMERICAN
                           HIGH YIELD      VALUE     OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   4,642    $ --         $   11,726
  Capital gains income...      --          --            --
  Net realized gain
   (loss) on security
   transactions..........         (65)       (161)       (35,276)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,300)    (37,149)      (392,751)
                            ---------    --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,723)    (37,310)      (416,301)
                            ---------    --------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --          --            --
  Net transfers..........       1,085      --            (11,620)
  Surrenders for benefit
   payments and fees.....         (18)        (33)       (43,686)
  Net loan activity......      --          --            (12,410)
  Cost of insurance......      (1,141)     (3,046)       (45,564)
                            ---------    --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (74)     (3,079)      (113,280)
                            ---------    --------     ----------
  Net increase (decrease)
   in net assets.........      (3,797)    (40,389)      (529,581)
NET ASSETS:
  Beginning of year......      51,360     134,659      1,961,261
                            ---------    --------     ----------
  End of year............   $  47,563    $ 94,270     $1,431,680
                            =========    ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                            BALANCED        CAPITAL      DEVELOPING
                             GROWTH      OPPORTUNITIES     GROWTH     DIVERSIFIED INCOME  DIVIDEND GROWTH  GLOBAL EQUITY
                           SUB-ACCOUNT  SUB-ACCOUNT (B)  SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  -----------  ------------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  9,101       $ --           $  --            $ 27,777         $   41,599       $     607
  Capital gains income...     --             --              --            --                  --              --
  Net realized gain
   (loss) on security
   transactions..........       (332)        (39,294)       (39,438)            541            (12,815)        (56,839)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (44,788)        (67,834)       (20,633)         19,867           (451,053)        (86,941)
                            --------       ---------      ---------        --------         ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (36,019)       (107,128)       (60,071)         48,185           (422,269)       (143,173)
                            --------       ---------      ---------        --------         ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............     --             --              --            --                  --              --
  Net transfers..........     67,843          (4,209)       (26,865)         64,793             54,473          (3,438)
  Surrenders for benefit
   payments and fees.....    (20,666)            (81)       (15,998)        (26,640)           (70,336)        (56,613)
  Net loan activity......       (486)        --              --            --                   (3,019)           (537)
  Cost of insurance......     (8,583)         (4,450)        (4,535)        (15,194)           (54,945)        (19,527)
                            --------       ---------      ---------        --------         ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     38,108          (8,740)       (47,398)         22,959            (73,827)        (80,115)
                            --------       ---------      ---------        --------         ----------       ---------
  Net increase (decrease)
   in net assets.........      2,089        (115,868)      (107,469)         71,144           (496,096)       (223,288)
NET ASSETS:
  Beginning of year......    351,907         248,001        231,630         530,786          2,347,063         827,247
                            --------       ---------      ---------        --------         ----------       ---------
  End of year............   $353,996       $ 132,133      $ 124,161        $601,930         $1,850,967       $ 603,959
                            ========       =========      =========        ========         ==========       =========


                             GROWTH
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................   $  --
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........     (35,649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (56,728)
                            ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (92,377)
                            ---------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........     (14,261)
  Surrenders for benefit
   payments and fees.....     (47,472)
  Net loan activity......      --
  Cost of insurance......      (7,374)
                            ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (69,107)
                            ---------
  Net increase (decrease)
   in net assets.........    (161,484)
NET ASSETS:
  Beginning of year......     355,255
                            ---------
  End of year............   $ 193,771
                            =========

(b)  Formerly Mid-Cap Equity Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                            VALUE-ADDED
                              MONEY MARKET      UTILITIES     MARKET
                           SUB-ACCOUNT (C)(D)  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................      $   16,422       $   9,757    $   5,346
  Capital gains income...        --                --           --
  Net realized gain
   (loss) on security
   transactions..........          (5,911)        (83,268)      (5,974)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           4,085          (3,496)     (76,388)
                               ----------       ---------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          14,596         (77,007)     (77,016)
                               ----------       ---------    ---------
UNIT TRANSACTIONS:
  Purchases..............        --                --           --
  Net transfers..........        (157,208)        (12,416)      20,747
  Surrenders for benefit
   payments and fees.....         (67,763)        (78,594)     (37,345)
  Net loan activity......          36,548            (350)        (492)
  Cost of insurance......         (32,145)         (9,319)     (12,172)
                               ----------       ---------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (220,568)       (100,679)     (29,262)
                               ----------       ---------    ---------
  Net increase (decrease)
   in net assets.........        (205,972)       (177,686)    (106,278)
NET ASSETS:
  Beginning of year......       1,248,776         382,408      482,734
                               ----------       ---------    ---------
  End of year............      $1,042,804       $ 204,722    $ 376,456
                               ==========       =========    =========

(c) Effective September 26, 2002, Emerging Markets Sub-Account merged with Money Market Sub-Account.
(d) Effective September 26, 2002, North American Government Securities Sub-Account merged with Money Market Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                         PUTNAM        PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET      PUTNAM        GROWTH AND      GROWTH        HEALTH
                             INCOME       INCOME      ALLOCATION    GLOBAL EQUITY      INCOME     OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (E)  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  ------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  3,666    $  210,884    $   68,513     $    17,932    $   631,019     $ --         $      610
  Capital gains income...     --            --           --             --              --            --             --
  Net realized gain
   (loss) on security
   transactions..........       (889)        3,140       (62,024)       (211,412)      (740,813)        (831)       (66,095)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     37,341       (62,519)     (457,007)     (1,201,327)    (5,494,057)     (28,693)      (117,002)
                            --------    ----------    ----------     -----------    -----------     --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     40,118       151,505      (450,518)     (1,394,807)    (5,603,851)     (29,524)      (182,487)
                            --------    ----------    ----------     -----------    -----------     --------     ----------
UNIT TRANSACTIONS:
  Purchases..............     --            --           --             --              --            --             --
  Net transfers..........    854,592      (105,645)     (180,370)       (627,247)    (1,090,845)      30,594       (299,286)
  Surrenders for benefit
   payments and fees.....    (96,598)     (102,127)     (114,574)       (240,280)    (1,136,595)      (7,239)        (1,402)
  Net loan activity......     (1,427)        5,853        (8,884)        (20,655)        (9,915)      --            (14,211)
  Cost of insurance......    (14,479)      (60,163)      (78,753)       (133,637)      (645,645)      (2,175)       (19,544)
                            --------    ----------    ----------     -----------    -----------     --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    742,088      (262,082)     (382,581)     (1,021,819)    (2,883,000)      21,180       (334,443)
                            --------    ----------    ----------     -----------    -----------     --------     ----------
  Net increase (decrease)
   in net assets.........    782,206      (110,577)     (833,099)     (2,416,626)    (8,486,851)      (8,344)      (516,930)
NET ASSETS:
  Beginning of year......     84,902     2,535,091     3,711,102       6,870,713     30,732,015       90,635      1,124,043
                            --------    ----------    ----------     -----------    -----------     --------     ----------
  End of year............   $867,108    $2,424,514    $2,878,003     $ 4,454,087    $22,245,164     $ 82,291     $  607,113
                            ========    ==========    ==========     ===========    ===========     ========     ==========

(e)  Formerly Putnam Global Growth Sub-Account. Change effective October 15,
     2002.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        PUTNAM
                                                     INTERNATIONAL
                             PUTNAM       PUTNAM      GROWTH AND
                           HIGH YIELD     INCOME        INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  351,245   $  118,490     $   6,516
  Capital gains income...      --           --           --
  Net realized gain
   (loss) on security
   transactions..........     (11,332)       2,399       (32,796)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (357,760)     112,272      (106,048)
                           ----------   ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (17,847)     233,161      (132,328)
                           ----------   ----------     ---------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --
  Net transfers..........    (221,164)   1,190,441       (59,628)
  Surrenders for benefit
   payments and fees.....    (100,162)    (177,311)      (14,236)
  Net loan activity......      (3,885)      28,701       --
  Cost of insurance......     (70,799)     (72,830)      (21,022)
                           ----------   ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (396,010)     969,001       (94,886)
                           ----------   ----------     ---------
  Net increase (decrease)
   in net assets.........    (413,857)   1,202,162      (227,214)
NET ASSETS:
  Beginning of year......   3,015,134    2,250,148       967,402
                           ----------   ----------     ---------
  End of year............  $2,601,277   $3,452,310     $ 740,188
                           ==========   ==========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                                                                                        PUTNAM
                               PUTNAM            PUTNAM                                                                  OTC &
                            INTERNATIONAL   INTERNATIONAL NEW    PUTNAM        PUTNAM      PUTNAM NEW      PUTNAM      EMERGING
                               GROWTH         OPPORTUNITIES     INVESTORS   MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH
                           SUB-ACCOUNT (F)     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------------  -----------  ------------  -------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $   14,731         $   6,672      $    6,382    $   45,988    $   --        $   72,856    $  --
  Capital gains income...       --               --                --           --             --            --           --
  Net realized gain
   (loss) on security
   transactions..........      (253,662)         (129,926)       (116,178)      --          (1,057,871)     (72,551)      (9,148)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (68,281)           25,658        (315,879)      --          (2,719,957)    (339,819)    (138,949)
                             ----------         ---------      ----------    ----------    -----------   ----------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (307,212)          (97,596)       (425,675)       45,988     (3,777,828)    (339,514)    (148,097)
                             ----------         ---------      ----------    ----------    -----------   ----------    ---------
UNIT TRANSACTIONS:
  Purchases..............       --               --                --            80,183        --            --           --
  Net transfers..........       162,499           (68,816)       (139,824)    1,574,243     (1,022,115)      69,168      138,536
  Surrenders for benefit
   payments and fees.....       (50,519)          (21,844)        (12,602)     (647,605)      (471,347)     (40,244)      (8,817)
  Net loan activity......        (9,483)            7,651          (4,254)      (27,713)       (32,297)         (70)       6,127
  Cost of insurance......       (41,782)          (16,513)        (36,838)      (80,856)      (241,457)     (43,579)      (8,876)
                             ----------         ---------      ----------    ----------    -----------   ----------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        60,715           (99,522)       (193,518)      898,252     (1,767,216)     (14,725)     126,970
                             ----------         ---------      ----------    ----------    -----------   ----------    ---------
  Net increase (decrease)
   in net assets.........      (246,497)         (197,118)       (619,193)      944,240     (5,545,044)    (354,239)     (21,127)
NET ASSETS:
  Beginning of year......     1,657,686           804,544       1,866,157     2,812,529     13,303,776    1,885,454      328,239
                             ----------         ---------      ----------    ----------    -----------   ----------    ---------
  End of year............    $1,411,189         $ 607,426      $1,246,964    $3,756,769    $ 7,758,732   $1,531,215    $ 307,112
                             ==========         =========      ==========    ==========    ===========   ==========    =========

(f) Effective October 15, 2002, Putnam Asia Pacific Growth Sub-Account merged with Putnam International Growth Sub-Account.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                          PUTNAM       PUTNAM THE
                             PUTNAM      SMALL CAP   GEORGE PUTNAM
                            RESEARCH       VALUE     FUND OF BOSTON
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $    7,237    $   8,241     $   23,785
  Capital gains income...      --           --            --
  Net realized gain
   (loss) on security
   transactions..........     (49,357)     (88,126)       (13,008)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (189,731)    (138,368)      (132,626)
                           ----------    ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (231,851)    (218,253)      (121,849)
                           ----------    ---------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --            --
  Net transfers..........     (95,193)     304,024        753,651
  Surrenders for benefit
   payments and fees.....     (14,947)      (2,107)       (13,991)
  Net loan activity......      (1,780)     (11,172)       (21,223)
  Cost of insurance......     (23,686)     (19,030)       (30,247)
                           ----------    ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (135,606)     271,715        688,190
                           ----------    ---------     ----------
  Net increase (decrease)
   in net assets.........    (367,457)      53,462        566,341
NET ASSETS:
  Beginning of year......   1,117,329      580,885        866,462
                           ----------    ---------     ----------
  End of year............  $  749,872    $ 634,347     $1,432,803
                           ==========    =========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                PUTNAM
                           UTILITIES GROWTH    PUTNAM       PUTNAM                   TRUST GROWTH
                              AND INCOME        VISTA       VOYAGER    ENTERPRISE     AND INCOME
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (G)
                           ----------------  -----------  -----------  -----------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   67,029     $   --       $   135,882   $    655        $   481
  Capital gains income...       --               --           --          --            --
  Net realized gain
   (loss) on security
   transactions..........       (114,323)       (78,372)     (522,975)   (16,476)          (452)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (475,342)      (398,721)   (4,343,697)   (28,269)        (4,024)
                              ----------     ----------   -----------   --------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (522,636)      (477,093)   (4,730,790)   (44,090)        (3,995)
                              ----------     ----------   -----------   --------        -------
UNIT TRANSACTIONS:
  Purchases..............       --               --           --          --            --
  Net transfers..........       (172,292)        63,647    (1,063,438)   (14,063)        23,311
  Surrenders for benefit
   payments and fees.....        (91,703)       (31,745)     (831,461)       (43)            17
  Net loan activity......          6,041         (7,114)      (38,001)    --             (3,030)
  Cost of insurance......        (46,393)       (31,513)     (371,856)    (3,634)          (617)
                              ----------     ----------   -----------   --------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (304,347)        (6,725)   (2,304,756)   (17,740)        19,681
                              ----------     ----------   -----------   --------        -------
  Net increase (decrease)
   in net assets.........       (826,983)      (483,818)   (7,035,546)   (61,830)        15,686
NET ASSETS:
  Beginning of year......      2,370,250      1,467,746    19,154,709    168,025         19,840
                              ----------     ----------   -----------   --------        -------
  End of year............     $1,543,267     $  983,928   $12,119,163   $106,195        $35,526
                              ==========     ==========   ===========   ========        =======

(g) Effective April 30, 2002, Strategic Stock Sub-Account merged with Growth and Income Sub-Account.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Five (the "Account") is a separate investment account within Hartford Life & Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All transactions are executed at fair value.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An Annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-52 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
Hartford Advisers HLS Fund..............  $ 4,047,827  $ 4,730,882
Hartford Bond HLS Fund..................    4,386,048    5,565,521
Hartford Capital Appreciation HLS
 Fund...................................    5,197,497    8,577,260
Hartford Dividend and Growth HLS Fund...    2,655,613    2,833,310
Hartford Global Advisers HLS Fund.......      509,291      982,454
Hartford Global Health HLS Fund.........      494,176      612,365
Hartford Global Leaders HLS Fund........    4,067,523    3,765,304
Hartford Global Technology HLS Fund.....    4,215,914    3,765,614
Hartford Disciplined Equity HLS Fund....    1,042,754      743,971
Hartford High Yield HLS Fund............    2,238,225    1,201,005
Hartford Index HLS Fund.................    1,305,735    1,680,830
Hartford International Opportunities HLS
 Fund...................................      590,312      854,554
Hartford MidCap HLS Fund................    4,970,593    4,457,105
Hartford Money Market HLS Fund..........   22,182,988   26,229,297
Hartford Mortgage Securities HLS Fund...    2,186,534    2,562,985
Hartford Small Company HLS Fund.........    1,190,746      879,788
Hartford Stock HLS Fund.................      948,913    3,970,979
Core Plus Fixed Income..................       23,801        3,271
Emerging Markets Debt...................        7,047        1,093
Emerging Markets Equity.................       21,911        3,204
High Yield..............................       13,059        1,484
U.S. Mid Cap Value......................       18,579       10,727
American Opportunities..................        5,317      144,445
Balanced Growth.........................       28,249       10,093
Capital Opportunities...................        9,830        6,647
Developing Growth.......................       22,212       61,102
Flexible Income.........................       67,797       75,823
Dividend Growth.........................       42,988       99,710
Global Equity...........................       24,436      169,196
Growth..................................          201       34,832
Money Market............................      192,300      679,906
Utilities...............................       25,219        9,706
Value-Added Market......................       37,972       41,902
Putnam American Government Income.......      349,482      794,379
Putnam Diversified Income...............      700,516      580,573
Putnam Global Asset Allocation..........      264,890      243,346
Putnam Global Equity....................      379,197      696,485
Putnam Growth and Income................    1,185,097    2,207,323
Putnam Growth Opportunities.............      148,887       84,074
Putnam Health Sciences..................      228,012      220,293
Putnam High Yield.......................    1,304,988      727,008
Putnam Income...........................      856,391      704,348
Putnam International Growth and
 Income.................................      128,021      310,478
Putnam International Equity.............      253,498      290,384
Putnam International New
 Opportunities..........................       16,822       96,324
Putnam Investors........................      243,848      205,014
Putnam Money Market.....................    2,832,956    3,411,058
Putnam New Opportunities................      170,722    1,186,543
Putnam New Value........................      466,641      369,535
Putnam OTC & Emerging Growth............       72,460      159,089
Putnam Research.........................       52,599      222,116
Putnam Small Cap Value..................      398,378      472,442
Putnam The George Putnam Fund of
 Boston.................................      651,632      239,696
Putnam Utilities Growth and Income......      120,276      338,117
Putnam Vista............................      213,815      250,158
Putnam Voyager..........................      499,627    1,638,622
Enterprise..............................          541       10,730
Growth and Income.......................       13,881        8,388
                                          -----------  -----------
                                          $74,324,784  $90,232,888
                                          ===========  ===========

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Hartford Advisers HLS Fund.........   1,550,203   2,601,487         (1,051,284)
Hartford Bond HLS Fund.............   2,110,976   3,002,334           (891,358)
Hartford Capital Appreciation HLS
 Fund..............................   1,978,236   3,317,159         (1,338,923)
Hartford Dividend and Growth HLS
 Fund..............................   1,021,910   1,388,659           (366,749)
Hartford Global Advisers HLS
 Fund..............................     319,586     645,723           (326,137)
Hartford Global Health HLS Fund....     342,599     471,856           (129,257)
Hartford Global Leaders HLS Fund...   2,748,830   2,602,714            146,116
Hartford Global Technology HLS
 Fund..............................  10,113,012   9,009,048          1,103,964
Hartford Disciplined Equity HLS
 Fund..............................   1,032,182     813,531            218,651
Hartford High Yield HLS Fund.......   1,912,473   1,057,747            854,726
Hartford Index HLS Fund............     510,520     805,943           (295,423)
Hartford International
 Opportunities HLS Fund............     420,971     754,383           (333,412)
Hartford MidCap HLS Fund...........   2,088,010   1,917,692            170,318
Hartford Money Market HLS Fund.....  17,969,607  20,849,491         (2,879,884)
Hartford Mortgage Securities HLS
 Fund..............................   1,100,714   1,434,589           (333,875)
Hartford Small Company HLS Fund....     937,471     781,597            155,874
Hartford Stock HLS Fund............     357,663   1,909,090         (1,551,427)
Core Plus Fixed Income.............       1,765         279              1,486
Emerging Markets Debt..............         570          81                489
Emerging Markets Equity............       3,162         597              2,565
High Yield.........................       1,388         155              1,233
U.S. Mid Cap Value.................       1,514       1,152                362
American Opportunities.............         332      10,702            (10,370)
Balanced Growth....................       1,444         763                681
Capital Opportunities..............       1,457       1,116                341
Developing Growth..................       1,976       4,904             (2,928)
Flexible Income....................       3,248       6,695             (3,447)
Dividend Growth....................         633       8,827             (8,194)
Global Equity......................       2,111      14,980            (12,869)
Growth.............................      --           3,114             (3,114)
Money Market.......................     159,122     546,058           (386,936)
Utilities..........................       1,479         751                728
Value-Added Market.................       2,012       2,972               (960)
Putnam American Government
 Income............................      24,781      62,377            (37,596)
Putnam Diversified Income..........      67,067      73,562             (6,495)
Putnam Global Asset Allocation.....       8,150      13,749             (5,599)
Putnam Global Equity...............      22,479      51,819            (29,340)
Putnam Growth and Income...........      41,675     112,477            (70,802)
Putnam Growth Opportunities........      38,053      20,624             17,429
Putnam Health Sciences.............      22,116      21,751                365
Putnam High Yield..................      67,345      50,014             17,331
Putnam Income......................      39,202      40,241             (1,039)
Putnam International Growth and
 Income............................      18,230      23,324             (5,094)
Putnam International Equity........       7,860      21,898            (14,038)
Putnam International New
 Opportunities.....................       1,261       9,489             (8,228)
Putnam Investors...................      31,427      28,198              3,229
Putnam Money Market................   2,189,965   2,608,259           (418,294)
Putnam New Opportunities...........      48,153     107,754            (59,601)
Putnam New Value...................      30,267      26,869              3,398
Putnam OTC & Emerging Growth.......      14,863      32,337            (17,474)
Putnam Research....................       4,816      21,257            (16,441)
Putnam Small Cap Value.............      23,569      30,188             (6,619)
Putnam The George Putnam Fund of
 Boston............................     116,300      83,864             32,436
Putnam Utilities Growth and
 Income............................      40,564      57,521            (16,957)
Putnam Vista.......................     232,154     236,287             (4,133)
Putnam Voyager.....................      24,819      83,350            (58,531)
Enterprise.........................      --           1,597             (1,597)
Growth and Income..................       1,198         835                363

_____________________________________ SA-54 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Hartford Advisers HLS Fund.........   2,335,229   3,346,712         (1,011,483)
Hartford Bond HLS Fund.............   2,908,356     649,709          2,258,647
Hartford Capital Appreciation HLS
 Fund..............................   2,517,443   3,945,064         (1,427,621)
Hartford Dividend and Growth HLS
 Fund..............................   1,909,999   1,769,001            140,998
Hartford Global Advisers HLS
 Fund..............................     248,362     488,769           (240,407)
Hartford Global Health HLS Fund....     503,657     343,633            160,024
Hartford Global Leaders HLS Fund...   2,343,648   2,229,616            114,032
Hartford Global Technology HLS
 Fund..............................   7,072,790   7,180,036           (107,246)
Hartford Growth and Income HLS
 Fund..............................   1,038,424     770,633            267,791
Hartford High Yield HLS Fund.......     796,448     162,531            633,917
Hartford Index HLS Fund............     314,435     963,417           (648,982)
Hartford International
 Opportunities HLS Fund............     314,543   1,194,454           (879,911)
Hartford MidCap HLS Fund...........   2,326,942   2,009,636            317,306
Hartford Money Market HLS Fund.....  27,131,545  26,407,013            724,532
Hartford Mortgage Securities HLS
 Fund..............................   2,427,153     691,811          1,735,342
Hartford Small Company HLS Fund....     769,657   1,010,165           (240,508)
Hartford Stock HLS Fund............   1,071,355   2,318,629         (1,247,274)
Core Plus Fixed Income.............       7,821       7,488                333
Emerging Markets Debt..............      --              72                (72)
Emerging Markets Equity............         434          19                415
High Yield.........................         127         134                 (7)
Mid-Cap Value......................      --             283               (283)
American Opportunities.............       1,491       9,336             (7,845)
Balanced Growth....................       5,553       2,190              3,363
Capital Opportunities..............         892       2,048             (1,156)
Developing Growth..................         334       4,386             (4,052)
Diversified Income.................       7,608       5,284              2,324
Dividend Growth....................       5,041      11,912             (6,871)
Global Equity......................         163       8,171             (8,008)
Growth.............................          99       6,504             (6,405)
Money Market.......................     128,856     284,566           (155,710)
Utilities..........................      --           7,929             (7,929)
Value-Added Market.................       2,327       4,495             (2,168)
Putnam American Government
 Income............................      88,747      27,680             61,067
Putnam Diversified Income..........      25,760      43,035            (17,275)
Putnam Global Asset Allocation.....       1,712      24,065            (22,353)
Putnam Global Equity...............       6,264      75,603            (69,339)
Putnam Growth and Income...........      41,656     178,290           (136,634)
Putnam Growth Opportunities........       7,553       2,366              5,187
Putnam Health Sciences.............       5,041      35,875            (30,834)
Putnam High Yield..................      15,565      43,190            (27,625)
Putnam Income......................      84,025      26,877             57,148
Putnam International Growth and
 Income............................       6,008      14,271             (8,263)
Putnam International Growth........      42,995      53,148            (10,153)
Putnam International New
 Opportunities.....................       2,809      12,784             (9,975)
Putnam Investors...................       5,255      30,423            (25,168)
Putnam Money Market................   2,241,287   1,613,508            627,779
Putnam New Opportunities...........       8,930     109,781           (100,851)
Putnam New Value...................      44,683      49,382             (4,699)
Putnam OTC & Emerging Growth.......      52,719      32,368             20,351
Putnam Research....................      12,269      24,416            (12,147)
Putnam Small Cap Value.............      40,065      28,280             11,785
Putnam The George Putnam Fund of
 Boston............................      87,515      26,006             61,509
Putnam Utilities Growth and
 Income............................       3,533      20,589            (17,056)
Putnam Vista.......................      31,340      35,127             (3,787)
Putnam Voyager.....................      16,638     121,082           (104,444)
Enterprise.........................       3,336       5,296             (1,960)
Growth and Income..................       3,751       1,876              1,875

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges    30,024,299   $ 2.470000    $74,075,470       --          2.45%     18.49%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges    31,075,583     2.082167     64,704,553       --          2.94%    (13.79)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges    32,087,065     2.415274     77,499,055       --          2.85%     (4.64)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges     6,003,539     2.089729     12,545,769       --          4.32%      7.85%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     6,894,897     1.937703     13,360,262       --          3.54%     10.08%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     4,636,251     1.760220      8,160,821       --          4.62%      8.68%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges    23,890,149     3.665144     87,560,835       --          0.61%     42.38%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges    25,229,072     2.574254     64,946,039       --          0.61%    (19.70)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges    26,656,693     3.205777     85,455,414       --          0.63%     (6.94)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges    12,804,472     3.121238     39,965,804       --          1.51%     26.80%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges    13,171,221     2.461617     32,422,502       --          1.46%    (14.23)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges    13,030,223     2.869881     37,395,190       --          1.53%     (4.04)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-56 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges     2,463,733   $ 1.858727    $ 4,579,406       --          0.78%     22.26%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     2,789,870     1.520294      4,241,422       --          0.05%     (8.95)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     3,030,277     1.669708      5,059,677       --          0.72%     (6.25)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD GLOBAL HEALTH HLS FUND
  2003  Lowest contract charges       980,985     1.660986      1,629,402       --          0.15%     32.31%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     1,110,242     1.255377      1,393,772       --          0.01%    (16.97)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       950,217     1.512036      1,436,763       --         --          2.04%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges     3,005,212     1.677666      5,041,743       --          0.45%     35.57%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     2,859,097     1.237460      3,538,018       --          0.90%    (19.51)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     2,745,065     1.537336      4,220,088       --          0.59%    (16.58)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges     2,375,245     0.479464      1,138,845       --         --         61.50%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     1,271,281     0.296887        377,427       --         --        (38.59)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     1,378,527     0.483425        666,415       --         --        (22.81)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges     3,158,005   $ 1.181232    $ 3,730,337       --          1.30%     28.82%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     2,939,354     0.916970      2,695,300       --          0.38%    (24.65)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     2,671,563     1.216983      3,251,247       --         --         (8.02)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges     2,011,767     1.293429      2,602,079       --          3.99%     23.19%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     1,157,042     1.049984      1,214,875       --          4.68%     (6.89)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       523,124     1.127685        589,919       --          0.07%      2.69%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges     5,327,502     2.679318     14,274,072       --          1.42%     28.13%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     5,622,925     2.091070     11,757,929       --          1.04%    (22.45)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     6,271,907     2.696342     16,911,207       --          0.81%    (12.31)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges     8,593,865     1.531589     13,162,268       --          0.95%     33.10%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     8,927,277     1.150742     10,272,993       --          1.94%    (17.93)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     9,807,188     1.402184     13,751,482       --          0.12%    (18.73)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-58 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges     5,575,022   $ 2.851031    $15,894,559       --          0.26%     37.67%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     5,404,704     2.070898     11,192,590       --          0.12%    (14.22)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     5,087,398     2.414177     12,281,878       --         --         (3.62)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges    10,176,397     1.455498     14,811,724       --          0.76%      0.75%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges    13,056,280     1.444692     18,862,304       --          1.43%      1.47%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges    12,331,749     1.423815     17,558,129       --          3.63%      3.87%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges     2,715,331     1.891653      5,136,465       --          3.46%      2.29%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     3,049,206     1.849328      5,638,983       --          2.99%      8.16%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     1,313,865     1.709890      2,246,565       --          5.60%      7.50%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges     4,630,934     1.731858      8,020,119       --         --         55.87%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     4,475,060     1.111104      4,972,257       --         --        (30.23)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     4,715,568     1.592501      7,509,547       --         --        (14.92)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges    19,126,871   $ 2.709579    $51,825,769       --          1.19%     26.47%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges    20,678,298     2.142421     44,301,621       --          0.98%    (24.25)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges    21,925,573     2.828189     62,009,663       --          0.76%    (12.23)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
CORE PLUS FIXED INCOME
  2003  Lowest contract charges         9,258    13.516810        125,145       --          0.06%      4.64%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges         7,772    12.917624        100,395       --         10.00%      7.33%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges         7,439    12.035817         89,536       --          9.35%      9.32%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
EMERGING MARKETS DEBT
  2003  Lowest contract charges         3,068    15.032434         46,117       --         --         27.86%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges         2,579    11.756556         30,322       --          7.03%      9.22%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges         2,651    10.763915         28,536       --          8.83%     10.10%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
EMERGING MARKETS EQUITY
  2003  Lowest contract charges         3,550     8.149283         28,930       --         --         49.67%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges           984     5.444873          5,359       --         --         (8.90)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges           570     5.976749          3,406       --         --         (6.49)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-60 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HIGH YIELD
  2003  Lowest contract charges         6,810   $ 10.72011    $    73,008       --          0.00%     25.71%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges         5,577     8.527710         47,563       --          9.76%     (7.27)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges         5,585     9.196282         51,360       --         10.58%     (4.47)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
MID-CAP VALUE
  2003  Lowest contract charges        10,428    13.252290        138,195       --         --         41.51%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        10,066     9.365069         94,270       --         --        (28.02)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        10,350    13.011007        134,659       --          0.12%     (3.15)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
AMERICAN OPPORTUNITIES
  2003  Lowest contract charges        94,842    16.406871      1,556,058       --          0.37%     20.57%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       105,212    13.607641      1,431,680       --          0.68%    (21.56)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       113,056    17.347667      1,961,261       --          0.25%    (29.47)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
BALANCED GROWTH
  2003  Lowest contract charges        28,681    15.150756        434,541       --          2.50%     19.84%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        28,000    12.642665        353,996       --          2.70%    (11.49)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        24,637    14.283544        351,907       --          2.92%      1.21%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
CAPITAL OPPORTUNITIES
  2003  Lowest contract charges        21,573   $ 8.814613    $   190,157       --         --         41.64%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        21,232     6.223411        132,133       --         --        (43.82)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        22,388    11.077661        248,001       --         --        (36.38)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
DEVELOPING GROWTH
  2003  Lowest contract charges         8,711    15.083435        131,397       --         --         41.40%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        11,639    10.667202        124,161       --         --        (27.73)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        15,692    14.760751        231,630       --          1.08%    (25.49)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
FLEXIBLE INCOME
  2003  Lowest contract charges        52,251    12.270686        641,157       --          5.07%     13.55%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        55,699    10.806902        601,930       --          4.92%      9.00%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        53,375     9.944536        530,786       --          6.90%     (4.06)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
DIVIDEND GROWTH
  2003  Lowest contract charges       160,315    14.030633      2,249,324       --          1.87%     27.73%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       168,509    10.984402      1,850,967       --          1.93%    (17.92)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       175,379    13.382770      2,347,063       --          1.77%     (5.45)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-62 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
GLOBAL EQUITY
  2003  Lowest contract charges        47,895   $13.389744    $   641,305       --          0.40%     34.71%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        60,764     9.939417        603,959       --          0.08%    (17.37)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        68,771    12.028929        827,247       --          0.71%    (17.22)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
GROWTH
  2003  Lowest contract charges        16,720    12.398168        207,298       --         --         27.00%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        19,834     9.769666        193,771       --         --        (27.84)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        26,239    13.539343        355,255       --         --        (15.23)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
MONEY MARKET
  2003  Lowest contract charges       433,726     1.277332        554,012       --          0.66%      0.65%
        Highest contract charges          100    12.918056          1,292       --          0.67%      0.65%
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       820,663     1.269121      1,041,520       --          1.34%      1.34%
        Highest contract charges          100    12.834847          1,283       --          2.85%      2.09%
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       972,877     1.252325      1,218,358       --          3.70%      3.85%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
UTILITIES
  2003  Lowest contract charges        16,993    15.163205        257,671       --          2.56%     20.47%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        16,265    12.586473        204,722       --          3.09%    (20.37)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        24,194    15.805870        382,408       --          2.21%    (25.51)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
VALUE-ADDED MARKET
  2003  Lowest contract charges        27,011   $18.457812    $   498,557       --          1.16%     37.14%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        27,971    13.458791        376,456       --          1.20%    (15.97)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        30,139    16.016697        482,734       --          0.91%     (1.83)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM AMERICAN GOVERNMENT INCOME
  2003  Lowest contract charges        30,779    12.910807        397,388       --          5.07%      1.81%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        68,376    12.681507        867,108       --          0.74%      9.16%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges         7,308    11.617169         84,902       --         --          6.73%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM DIVERSIFIED INCOME
  2003  Lowest contract charges       149,971    18.636774      2,794,970       --          8.89%     20.27%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       156,465    15.495559      2,424,514       --          8.92%      6.20%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       173,740    14.591286      2,535,091       --          7.04%      3.82%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM GLOBAL ASSET ALLOCATION
  2003  Lowest contract charges       166,271    20.435620      3,397,853       --          4.02%     22.04%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       171,870    16.745232      2,878,003       --          2.07%    (12.36)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       194,223    19.107423      3,711,102       --          1.16%     (8.35)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-64 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM GLOBAL EQUITY
  2003  Lowest contract charges       316,094   $16.703191    $ 5,279,782       --          1.23%     29.54%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       345,434    12.894160      4,454,087       --          0.33%    (22.16)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       414,773    16.565013      6,870,713       --         --        (29.66)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM GROWTH AND INCOME
  2003  Lowest contract charges     1,049,562    25.353942     26,610,522       --          2.05%     27.69%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     1,120,364    19.855302     22,245,164       --          2.40%    (18.79)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     1,256,998    24.448731     30,732,015       --          1.66%     (6.16)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM GROWTH OPPORTUNITIES
  2003  Lowest contract charges        40,778     4.351514        177,447       --         --         23.47%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        23,349     3.524438         82,291       --         --        (29.38)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        18,161     4.990598         90,635       --         --        (31.92)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM HEALTH SCIENCES
  2003  Lowest contract charges        64,962    11.165587        725,340       --          0.76%     18.80%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        64,597     9.398432        607,113       --          0.08%    (20.21)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        95,432    11.778483      1,124,043       --          0.04%    (19.53)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM HIGH YIELD
  2003  Lowest contract charges       198,039   $18.260697    $ 3,616,336       --         10.06%     26.86%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       180,708    14.394905      2,601,277       --         12.94%     (0.54)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       208,333    14.472655      3,015,134       --         14.07%      3.87%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM INCOME
  2003  Lowest contract charges       192,378    18.687237      3,595,008       --          4.61%      4.70%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       193,416    17.849113      3,452,310       --          4.08%      8.09%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       136,268    16.512627      2,250,148       --          6.57%      7.53%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2003  Lowest contract charges        59,317    15.900707        943,190       --          1.79%     38.37%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        64,411    11.491612        740,188       --          0.73%    (13.67)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        72,674    13.311451        967,402       --          1.16%    (20.67)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM INTERNATIONAL EQUITY
  2003  Lowest contract charges        93,581    16.914447      1,582,868       --          1.12%     28.89%
        Highest contract charges       --          --             --            --          3.06%     28.89%
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       107,426    13.123486      1,409,810       --          0.90%    (17.52)%
        Highest contract charges          192     7.174953          1,379       --          1.46%     (9.63)%
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        90,661    15.910584      1,442,463       --          0.38%    (20.41)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-66 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2003  Lowest contract charges        59,984   $11.896097    $   713,576       --          0.59%     33.59%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        68,213     8.904884        607,426       --          0.96%    (13.46)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        78,187    10.289959        804,544       --         --        (28.52)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM INVESTORS
  2003  Lowest contract charges       180,252     8.963743      1,615,729       --          0.65%     27.25%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       177,022     7.044133      1,246,964       --          0.43%    (23.68)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       202,189     9.229757      1,866,157       --          0.09%    (24.61)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM MONEY MARKET
  2003  Lowest contract charges     2,192,727     1.449740      3,178,885       --          0.76%      0.76%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges     2,611,021     1.438812      3,756,769       --          1.43%      1.46%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges     1,983,242     1.418147      2,812,529       --          3.90%      4.00%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM NEW OPPORTUNITIES
  2003  Lowest contract charges       456,950    19.932233      9,108,036       --         --         32.70%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       516,551    15.020269      7,758,732       --         --        (30.29)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       617,402    21.548010     13,303,776       --         --        (29.99)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM NEW VALUE
  2003  Lowest contract charges       117,270   $17.865648    $ 2,095,105       --          1.35%     32.86%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       113,872    13.446851      1,531,215       --          4.20%    (15.44)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       118,570    15.901590      1,885,454       --          0.89%      3.61%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM OTC & EMERGING GROWTH
  2003  Lowest contract charges        56,837     5.618120        319,318       --         --         35.94%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        74,312     4.132761        307,112       --         --        (32.06)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        53,961     6.082943        328,239       --         --        (45.57)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM RESEARCH
  2003  Lowest contract charges        58,834    12.520833        736,649       --          0.55%     25.69%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        75,276     9.961695        749,872       --          0.82%    (22.06)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        87,422    12.780817      1,117,329       --          0.39%    (18.62)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM SMALL CAP VALUE
  2003  Lowest contract charges        40,584    20.166495        818,433       --          0.56%     50.06%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        47,202    13.438856        634,347       --          1.13%    (18.06)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        35,417    16.401114        580,885       --         --         18.42%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-68 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2003  Lowest contract charges       170,016   $12.221620    $ 2,077,865       --          2.40%     17.35%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       137,579    10.414377      1,432,803       --          1.97%     (8.57)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        76,071    11.390190        866,462       --          2.54%      0.74%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM UTILITIES GROWTH AND INCOME
  2003  Lowest contract charges        83,469    19.209439      1,603,396       --          4.22%     25.00%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       100,425    15.367282      1,543,267       --          3.76%    (23.83)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       117,481    20.175624      2,370,250       --          3.14%    (22.15)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM VISTA
  2003  Lowest contract charges        94,040    13.371508      1,257,457       --         --         33.42%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        98,174    10.022314        983,928       --         --        (30.38)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       101,961    14.395231      1,467,746       --         --        (33.40)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
PUTNAM VOYAGER
  2003  Lowest contract charges       577,222    23.858769     13,771,809       --          0.65%     25.16%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges       635,753    19.062700     12,119,163       --          0.90%    (26.34)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges       740,197    25.877868     19,154,709       --          0.12%    (22.24)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
ENTERPRISE
  2003  Lowest contract charges        14,990     8.058783        120,802       --          0.50%     25.88%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges        16,588     6.402052        106,195       --          0.51%    (29.33)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2001  Lowest contract charges        18,548     9.058995        168,025       --          0.22%    (20.42)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
GROWTH AND INCOME
  2003  Lowest contract charges         4,002   $12.497549    $    50,021       --          0.90%     28.03%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --
  2002  Lowest contract charges         3,639     9.761485         35,526       --          1.80%    (13.19)%
        Highest contract charges       --          --             --            --         --         --
        Remaining contract
        charges                        --          --             --            --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.50% to 0.90% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.25% to 0.40% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-70 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  (a) Consent of Deloitte & Touche LLP.

          (b) Consent of Arthur Andersen LLP.(5)

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(6)

---------------
     (1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 33-83652, filed on May 1, 1995.
     (2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement, File No. 33-83652 filed on May 1, 1995.
     (3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, file No. 333-69487, filed on April 9, 2001.
     (4) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 33-36367, filed on April 13, 1999.
     (5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.
     (6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 33-101923, filed April 5, 2004.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account
          Ten Hartford Life and Annuity Insurance Company - Separate Account
               Three
          Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company of America - Separate Account One Servus Life Insurance Company of America - Separate Account Two

          (b)  Directors and Officers of HSD

          NAME                     POSITIONS AND OFFICES WITH UNDERWRITER
          ----                     --------------------------------------
          David A. Carlson         Senior Vice President and Deputy
                                   Chief Financial Officer
          Bruce W. Ferris          Vice President
          George R. Jay            Controller
          Stephen T. Joyce         Vice President
          Thomas M. Marra          President, Chief Executive Officer and
                                   Chairman of the Board, Director
          Christine Hayer Repasy   Senior Vice President, General Counsel and
                                   Corporate Secretary
          Martin A. Swanson        Vice President
          John C. Walters          Executive Vice President, Director
          Lizabeth H. Zlatkus      Executive Vice President & Chief Financial
                                   Officer, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of April, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
        (Registrant)

By:  Thomas M. Marra                               *By:  /s/ Marianne O'Doherty
    --------------------------------------------         -----------------------
     Thomas M. Marra, President, Chief Executive             Marianne O'Doherty
     Officer and Chairman of the Board*                      Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        (Depositor)

By:  Thomas M. Marra
    --------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel and Corporate Secretary,      *By: /s/ Marianne O'Doherty
     Director*                                          ------------------------
John C. Walters, Executive Vice President,                  Marianne O'Doherty
     Director*                                              Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*           Date: April 26, 2004


333-36367

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Consent of Deloitte & Touche LLP.

1.3  Copy of Power of Attorney.